Quarterly Holdings Report
for

Fidelity ZERO℠ Extended Market Index Fund

July 31, 2021

EMT-QTLY-0921
1.9891461.102

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 0.7%
Anterix, Inc. (a)	2,440	$142,301
ATN International, Inc.	2,222	95,657
Bandwidth, Inc. (a)	4,689	607,976
Cincinnati Bell, Inc. (a)	11,382	174,600
Cogent Communications Group, Inc.	8,719	676,682
Consolidated Communications Holdings, Inc. (a)	15,421	118,587
Globalstar, Inc. (a)	125,989	173,865
IDT Corp. Class B (a)	3,534	175,993
Iridium Communications, Inc. (a)	24,432	1,031,763
Liberty Global PLC:
Class A (a)	27,125	728,306
Class C (a)	75,694	2,033,141
Liberty Latin America Ltd.:
Class A (a)	3,279	44,758
Class C (a)	37,799	522,760
Lumen Technologies, Inc.	203,096	2,532,607
Ooma, Inc. (a)	4,157	77,112
ORBCOMM, Inc. (a)	16,003	180,674
Radius Global Infrastructure, Inc. (a)	11,962	183,377
		9,500,159
Entertainment - 0.9%
AMC Entertainment Holdings, Inc. Class A (a)(b)	77,962	2,886,153
Cinemark Holdings, Inc. (a)(b)	21,839	339,160
Lions Gate Entertainment Corp.:
Class A (a)(b)	16,756	251,843
Class B (a)	20,501	273,893
Live Nation Entertainment, Inc. (a)	29,680	2,341,455
LiveXLive Media, Inc. (a)(b)	10,888	38,544
Madison Square Garden Entertainment Corp. (a)(b)	5,118	358,055
Madison Square Garden Sports Corp. (a)	3,541	576,262
Marcus Corp. (a)(b)	4,444	71,415
Playtika Holding Corp.	14,202	315,710
Sciplay Corp. (A Shares) (a)	5,035	81,013
Warner Music Group Corp. Class A	18,455	697,414
World Wrestling Entertainment, Inc. Class A (b)	9,562	472,172
Zynga, Inc. (a)	207,670	2,097,467
		10,800,556
Interactive Media & Services - 0.4%
ANGI Homeservices, Inc. Class A (a)	16,509	190,019
Bumble, Inc. (b)	10,358	527,015
CarGurus, Inc. Class A (a)	18,713	535,192
Cars.com, Inc. (a)	14,133	170,727
Eventbrite, Inc. (a)(b)	14,155	251,534
EverQuote, Inc. Class A (a)(b)	2,175	65,642
Liberty TripAdvisor Holdings, Inc. (a)	14,380	60,108
MediaAlpha, Inc. Class A	3,547	118,470
QuinStreet, Inc. (a)	9,810	179,915
TripAdvisor, Inc. (a)	19,847	753,194
TrueCar, Inc. (a)	19,691	103,575
Yelp, Inc. (a)	14,649	547,873
Zoominfo Technologies, Inc. (a)	19,215	1,032,806
		4,536,070
Media - 1.7%
Altice U.S.A., Inc. Class A (a)	50,473	1,551,035
AMC Networks, Inc. Class A(a)(b)	6,127	306,595
Audacy, Inc. Class A (a)	24,537	87,597
Boston Omaha Corp. (a)(b)	3,099	101,368
Cable One, Inc.	1,121	2,116,437
Cardlytics, Inc. (a)(b)	6,445	811,812
Cbdmd, Inc. (a)	6,249	16,122
Clear Channel Outdoor Holdings, Inc. (a)	94,255	250,718
DISH Network Corp. Class A (a)	51,003	2,136,516
E.W. Scripps Co. Class A	11,910	227,243
Fluent, Inc. (a)(b)	9,949	24,773
Gannett Co., Inc. (a)(b)	26,822	154,763
Gray Television, Inc.	17,833	395,358
iHeartMedia, Inc. (a)	22,851	590,698
Interpublic Group of Companies, Inc.	80,539	2,847,859
John Wiley & Sons, Inc. Class A	8,989	528,373
Loral Space & Communications Ltd.	2,748	97,252
Magnite, Inc. (a)	23,718	718,655
Meredith Corp. (a)	8,366	365,092
National CineMedia, Inc.	12,850	44,718
News Corp.:
Class A	81,267	2,001,606
Class B	24,711	580,956
Nexstar Broadcasting Group, Inc. Class A	8,979	1,320,542
Scholastic Corp.	6,339	213,054
Sinclair Broadcast Group, Inc. Class A (b)	9,595	271,443
Sirius XM Holdings, Inc.	239,154	1,547,326
TechTarget, Inc. (a)(b)	4,921	359,627
Tegna, Inc.	44,775	793,413
The New York Times Co. Class A (b)	29,878	1,308,059
WideOpenWest, Inc. (a)	10,605	235,855
		22,004,865
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	9,909	102,756
NII Holdings, Inc. (a)(c)	10,174	22,078
Shenandoah Telecommunications Co.	10,327	545,162
Telephone & Data Systems, Inc.	20,430	456,611
U.S. Cellular Corp. (a)	3,137	114,061
		1,240,668

TOTAL COMMUNICATION SERVICES		48,082,318

CONSUMER DISCRETIONARY - 13.9%
Auto Components - 1.3%
Adient PLC (a)	19,397	817,196
American Axle & Manufacturing Holdings, Inc. (a)	23,370	226,455
Autoliv, Inc.	16,172	1,631,431
BorgWarner, Inc.	49,262	2,412,853
Cooper-Standard Holding, Inc. (a)	3,328	86,694
Dana, Inc.	29,564	714,266
Dorman Products, Inc. (a)	5,907	597,493
Fox Factory Holding Corp. (a)	8,673	1,401,036
Gentex Corp.	49,947	1,699,696
Gentherm, Inc. (a)	6,824	565,914
LCI Industries	5,226	762,055
Lear Corp.	11,251	1,968,700
Modine Manufacturing Co. (a)	10,522	176,033
Motorcar Parts of America, Inc. (a)	3,798	84,468
Patrick Industries, Inc.	4,518	373,322
Standard Motor Products, Inc.	4,180	174,557
Stoneridge, Inc. (a)	5,658	163,799
Tenneco, Inc. (a)	10,105	175,928
The Goodyear Tire & Rubber Co. (a)	57,321	900,513
Veoneer, Inc. (a)(b)	19,444	608,986
Visteon Corp. (a)	5,772	658,297
XPEL, Inc. (a)	3,434	317,988
		16,517,680
Automobiles - 0.3%
Harley-Davidson, Inc.	31,575	1,251,002
Thor Industries, Inc.	11,386	1,347,647
Winnebago Industries, Inc.	6,994	502,659
Workhorse Group, Inc. (a)(b)	22,452	259,096
		3,360,404
Distributors - 0.3%
Core-Mark Holding Co., Inc.	9,386	403,973
Funko, Inc. (a)	4,444	82,925
LKQ Corp. (a)	57,394	2,912,746
		3,399,644
Diversified Consumer Services - 0.9%
2U, Inc. (a)(b)	15,328	665,235
Adtalem Global Education, Inc. (a)	10,622	386,003
American Public Education, Inc. (a)(b)	3,680	109,002
Aspen Group, Inc./Co. (a)	4,830	31,830
Bright Horizons Family Solutions, Inc. (a)	12,577	1,880,262
Carriage Services, Inc.	3,408	126,709
Frontdoor, Inc. (a)	17,489	855,912
Graham Holdings Co.	829	551,003
Grand Canyon Education, Inc. (a)	9,681	894,234
H&R Block, Inc.	38,118	935,797
Houghton Mifflin Harcourt Co. (a)	26,217	296,776
Laureate Education, Inc. Class A (a)	19,721	292,068
OneSpaWorld Holdings Ltd. (a)(b)	9,895	97,763
Perdoceo Education Corp. (a)	14,804	175,575
Regis Corp. (a)(b)	4,397	35,044
Service Corp. International	35,000	2,187,150
Strategic Education, Inc.	5,047	400,177
Stride, Inc. (a)	8,506	260,794
Terminix Global Holdings, Inc. (a)	27,141	1,424,903
Vivint Smart Home, Inc. Class A (a)(b)	9,008	110,528
WW International, Inc. (a)	9,829	302,143
Xpresspa Group, Inc. (a)(b)	18,934	30,673
Zovio, Inc. (a)	4,743	11,620
		12,061,201
Hotels, Restaurants & Leisure - 2.6%
Accel Entertainment, Inc. (a)	11,455	126,692
Airbnb, Inc. Class A	15,262	2,197,881
ARAMARK Holdings Corp.	52,143	1,831,784
Bally's Corp. (a)	5,964	293,727
BJ's Restaurants, Inc. (a)	4,734	192,106
Bloomin' Brands, Inc. (a)	16,441	413,162
Boyd Gaming Corp. (a)	16,640	948,480
Brinker International, Inc. (a)	9,499	516,176
Carrols Restaurant Group, Inc. (a)	8,293	40,719
Century Casinos, Inc. (a)	5,450	61,095
Choice Hotels International, Inc.	5,916	709,328
Churchill Downs, Inc.	7,164	1,331,071
Chuy's Holdings, Inc. (a)(b)	3,932	129,756
Cracker Barrel Old Country Store, Inc.	4,896	666,737
Dave & Buster's Entertainment, Inc. (a)	9,708	323,082
Del Taco Restaurants, Inc.	7,268	61,851
Denny's Corp. (a)	13,145	184,950
Dine Brands Global, Inc. (a)(b)	3,413	264,405
Drive Shack, Inc. (a)	15,778	39,761
El Pollo Loco Holdings, Inc. (a)	4,275	79,558
Everi Holdings, Inc. (a)	17,612	399,616
Fiesta Restaurant Group, Inc. (a)	3,367	45,084
Golden Entertainment, Inc. (a)	3,878	176,488
Hilton Grand Vacations, Inc. (a)	17,685	719,249
Hyatt Hotels Corp. Class A (a)	7,483	597,667
Jack in the Box, Inc.	4,642	505,328
Lindblad Expeditions Holdings (a)	6,218	85,124
Marriott Vacations Worldwide Corp. (a)	8,561	1,261,635
Monarch Casino & Resort, Inc. (a)	2,619	167,223
Noodles & Co. (a)	5,865	70,028
Norwegian Cruise Line Holdings Ltd. (a)(b)	75,181	1,806,599
Papa John's International, Inc.	6,750	770,310
Planet Fitness, Inc. (a)	17,160	1,290,947
Playa Hotels & Resorts NV (a)	19,765	132,228
PlayAGS, Inc. (a)	7,590	58,898
RCI Hospitality Holdings, Inc.	1,642	103,052
Red Robin Gourmet Burgers, Inc. (a)(b)	3,288	86,244
Red Rock Resorts, Inc. (a)	13,605	536,037
Ruth's Hospitality Group, Inc. (a)	6,631	132,421
Scientific Games Corp. Class A (a)	11,681	720,835
SeaWorld Entertainment, Inc. (a)	10,531	499,275
Shake Shack, Inc. Class A (a)	7,475	751,537
Six Flags Entertainment Corp. (a)(b)	15,833	657,861
Texas Roadhouse, Inc. Class A	13,515	1,245,678
The Cheesecake Factory, Inc. (a)	9,408	425,806
Travel+Leisure Co.	17,761	920,020
Vail Resorts, Inc. (a)	8,304	2,534,381
Wendy's Co.	36,855	855,405
Wingstop, Inc.	6,121	1,048,589
Wyndham Hotels & Resorts, Inc.	19,114	1,377,355
Wynn Resorts Ltd. (a)	21,781	2,141,726
		32,534,967
Household Durables - 1.9%
Bassett Furniture Industries, Inc.	1,767	40,252
Beazer Homes U.S.A., Inc. (a)	6,498	118,653
Casper Sleep, Inc. (a)	4,928	34,052
Cavco Industries, Inc. (a)	1,775	417,125
Century Communities, Inc.	6,019	418,020
Ethan Allen Interiors, Inc.	4,663	110,840
Flexsteel Industries, Inc.	1,281	44,195
GoPro, Inc. Class A (a)(b)	25,419	260,291
Green Brick Partners, Inc. (a)	9,716	243,580
Helen of Troy Ltd. (a)	5,032	1,124,098
Hooker Furniture Corp.	2,259	74,976
Hovnanian Enterprises, Inc. Class A (a)	923	96,352
Installed Building Products, Inc.	4,622	554,640
iRobot Corp. (a)(b)	5,803	507,763
KB Home	18,558	787,602
La-Z-Boy, Inc.	9,341	313,671
Leggett & Platt, Inc.	27,491	1,320,393
LGI Homes, Inc. (a)	4,592	784,773
Lovesac (a)	2,167	131,537
M.D.C. Holdings, Inc.	11,397	607,688
M/I Homes, Inc. (a)	6,047	391,301
Meritage Homes Corp. (a)	7,795	846,381
Mohawk Industries, Inc. (a)	12,186	2,375,051
Newell Brands, Inc.	77,607	1,920,773
Purple Innovation, Inc. (a)	12,215	321,743
Skyline Champion Corp. (a)	10,768	607,315
Sonos, Inc. (a)	19,384	647,038
Taylor Morrison Home Corp. (a)	26,641	714,512
Tempur Sealy International, Inc.	39,564	1,711,934
Toll Brothers, Inc.	23,116	1,370,085
TopBuild Corp. (a)	6,803	1,378,900
TRI Pointe Homes, Inc. (a)	24,359	587,539
Tupperware Brands Corp. (a)	9,906	206,936
Universal Electronics, Inc. (a)	2,739	128,021
VOXX International Corp. (a)	2,850	32,547
Vuzix Corp. (a)(b)	9,821	145,351
Whirlpool Corp.	12,959	2,870,937
ZAGG, Inc. rights (a)(c)	4,373	394
		24,247,259
Internet & Direct Marketing Retail - 0.6%
1-800-FLOWERS.com, Inc. Class A (a)(b)	5,466	166,713
Blue Apron Holdings, Inc. Class A (a)(b)	2,335	10,274
CarParts.com, Inc. (a)(b)	7,105	125,119
Chewy, Inc. (a)(b)	15,676	1,312,081
Duluth Holdings, Inc. (a)(b)	2,424	36,287
Groupon, Inc. (a)	4,609	167,629
Lands' End, Inc. (a)	3,353	128,520
Liquidity Services, Inc. (a)	5,654	112,175
Overstock.com, Inc. (a)(b)	8,820	614,225
PetMed Express, Inc.	4,512	141,632
Quotient Technology, Inc. (a)	15,756	171,110
Qurate Retail, Inc. Series A	78,278	928,377
Revolve Group, Inc. (a)	6,816	474,462
Shutterstock, Inc.	4,568	495,582
Stamps.com, Inc. (a)	3,782	1,235,806
Stitch Fix, Inc. (a)	12,143	654,751
The RealReal, Inc. (a)	12,558	207,333
Waitr Holdings, Inc. (a)	18,614	31,830
		7,013,906
Leisure Products - 0.7%
Acushnet Holdings Corp.	7,012	359,225
American Outdoor Brands, Inc. (a)	2,823	76,165
Brunswick Corp.	15,981	1,668,416
Callaway Golf Co. (a)	19,421	615,257
Clarus Corp.	5,274	150,414
Johnson Outdoors, Inc. Class A	1,455	172,228
Malibu Boats, Inc. Class A (a)	4,343	363,335
MasterCraft Boat Holdings, Inc. (a)	3,656	97,469
Mattel, Inc. (a)	71,950	1,562,754
Nautilus, Inc. (a)(b)	6,496	93,867
Polaris, Inc.	12,061	1,580,835
Smith & Wesson Brands, Inc.	10,798	253,213
Sturm, Ruger & Co., Inc.	3,613	268,663
Vista Outdoor, Inc. (a)	12,073	487,628
YETI Holdings, Inc. (a)	15,512	1,494,271
		9,243,740
Multiline Retail - 0.4%
Big Lots, Inc.	6,992	402,809
Dillard's, Inc. Class A (b)	1,483	271,789
Franchise Group, Inc.	5,397	183,282
Kohl's Corp.	32,620	1,657,096
Macy's, Inc. (a)	63,742	1,083,614
Nordstrom, Inc. (a)	22,631	749,086
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	11,719	1,091,039
		5,438,715
Specialty Retail - 3.3%
Abercrombie & Fitch Co. Class A (a)	12,833	485,216
Academy Sports & Outdoors, Inc.	8,187	303,328
Advance Auto Parts, Inc.	13,506	2,864,082
America's Car Mart, Inc. (a)	1,265	201,135
American Eagle Outfitters, Inc. (b)	30,883	1,064,537
Asbury Automotive Group, Inc. (a)	4,003	822,456
AutoNation, Inc. (a)	11,393	1,382,313
Barnes & Noble Education, Inc. (a)(b)	6,360	53,106
Bath & Body Works, Inc.	54,447	4,359,549
Bed Bath & Beyond, Inc. (a)(b)	24,843	709,019
Big 5 Sporting Goods Corp. (b)	4,384	96,097
Blink Charging Co. (a)(b)	6,137	211,911
Boot Barn Holdings, Inc. (a)	6,036	521,631
Caleres, Inc.	7,616	188,420
Camping World Holdings, Inc. (b)	7,797	306,890
Chico's FAS, Inc. (a)	24,867	153,678
Citi Trends, Inc. (a)	2,085	166,279
Conn's, Inc. (a)(b)	3,805	84,623
Designer Brands, Inc. Class A (a)	11,850	172,655
Dick's Sporting Goods, Inc.	13,596	1,415,887
Five Below, Inc. (a)	11,566	2,248,662
Floor & Decor Holdings, Inc. Class A (a)	21,556	2,630,048
Foot Locker, Inc.	21,432	1,222,910
GameStop Corp. Class A (a)(b)	11,292	1,819,367
Gap, Inc.	42,613	1,243,021
Genesco, Inc. (a)	2,985	171,488
Group 1 Automotive, Inc.	3,476	603,920
GrowGeneration Corp. (a)(b)	9,937	404,138
Guess?, Inc.	7,955	177,556
Haverty Furniture Companies, Inc.	3,435	123,626
Hibbett, Inc.	3,493	309,689
Leslie's, Inc. (b)	19,311	470,223
Lithia Motors, Inc. Class A (sub. vtg.)	6,154	2,321,412
Lumber Liquidators Holdings, Inc. (a)	6,084	116,083
MarineMax, Inc. (a)(b)	4,613	248,133
Monro, Inc.	6,840	396,720
Murphy U.S.A., Inc.	5,202	767,347
National Vision Holdings, Inc. (a)	16,736	903,409
OneWater Marine, Inc. Class A	1,905	89,497
Party City Holdco, Inc. (a)	23,017	196,565
Penske Automotive Group, Inc.	6,549	580,241
Rent-A-Center, Inc.	10,220	584,788
RH (a)	3,372	2,239,278
Sally Beauty Holdings, Inc. (a)(b)	23,407	442,860
Shoe Carnival, Inc.	3,582	120,713
Signet Jewelers Ltd.	10,835	697,124
Sleep Number Corp. (a)	5,248	520,654
Sonic Automotive, Inc. Class A (sub. vtg.)	4,665	254,476
Sportsman's Warehouse Holdings, Inc. (a)	8,998	158,995
The Aaron's Co., Inc.	7,153	206,507
The Buckle, Inc.	5,814	244,653
The Cato Corp. Class A (sub. vtg.)	3,678	60,687
The Children's Place Retail Stores, Inc. (a)	3,055	257,628
The ODP Corp. (a)	10,972	519,305
Tilly's, Inc.	4,969	73,690
TravelCenters of America LLC (a)	2,821	81,583
Urban Outfitters, Inc. (a)	14,303	531,786
Vroom, Inc. (a)(b)	7,330	271,503
Williams-Sonoma, Inc.	15,813	2,398,832
Winmark Corp.	579	122,065
Zumiez, Inc. (a)(b)	4,565	199,262
		42,593,256
Textiles, Apparel & Luxury Goods - 1.6%
Capri Holdings Ltd. (a)	31,212	1,757,548
Carter's, Inc.	9,136	892,953
Columbia Sportswear Co.	6,254	623,023
Crocs, Inc. (a)	13,513	1,835,201
Deckers Outdoor Corp. (a)	5,835	2,397,310
Fossil Group, Inc. (a)	9,713	122,578
G-III Apparel Group Ltd. (a)	8,999	268,710
Hanesbrands, Inc.	72,085	1,316,272
Kontoor Brands, Inc.	9,702	537,297
Lakeland Industries, Inc. (a)	1,626	43,837
Levi Strauss & Co. Class A	15,818	435,311
Movado Group, Inc.	3,469	104,313
Oxford Industries, Inc.	3,496	303,907
PVH Corp. (a)	14,706	1,538,542
Ralph Lauren Corp.	9,913	1,125,324
Samsonite International SA (a)(d)	297,300	552,429
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	28,266	1,517,319
Steven Madden Ltd.	15,938	698,563
Superior Group of Companies, Inc.	1,788	41,857
Tapestry, Inc. (a)	57,312	2,424,298
Under Armour, Inc.:
Class A (sub. vtg.) (a)	41,450	847,653
Class C (non-vtg.) (a)	37,581	658,419
Unifi, Inc. (a)	2,933	69,189
Vera Bradley, Inc. (a)	5,080	55,931
Wolverine World Wide, Inc.	16,814	563,942
		20,731,726

TOTAL CONSUMER DISCRETIONARY		177,142,498

CONSUMER STAPLES - 3.3%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (a)	1,894	1,344,740
Celsius Holdings, Inc. (a)	6,790	465,998
Coca-Cola Bottling Co. Consolidated	979	390,768
MGP Ingredients, Inc.	2,800	167,020
Molson Coors Beverage Co. Class B	38,624	1,888,327
National Beverage Corp. (b)	4,853	220,229
Newage, Inc. (a)(b)	25,877	49,425
		4,526,507
Food & Staples Retailing - 0.7%
Andersons, Inc.	6,208	165,754
BJ's Wholesale Club Holdings, Inc. (a)	28,446	1,440,505
Casey's General Stores, Inc.	7,661	1,514,656
Chefs' Warehouse Holdings (a)	6,463	186,910
Grocery Outlet Holding Corp. (a)(b)	17,764	588,344
Ingles Markets, Inc. Class A	2,863	171,093
Natural Grocers by Vitamin Cottage, Inc.	2,836	31,706
Performance Food Group Co. (a)	27,524	1,261,150
PriceSmart, Inc.	4,924	441,880
Rite Aid Corp. (a)(b)	11,142	169,358
SpartanNash Co. (b)	7,800	151,710
Sprouts Farmers Market LLC (a)	24,604	604,766
U.S. Foods Holding Corp. (a)	45,493	1,562,230
United Natural Foods, Inc. (a)	11,494	380,681
Weis Markets, Inc.	3,394	178,694
		8,849,437
Food Products - 1.6%
B&G Foods, Inc. Class A (b)	13,341	383,154
Beyond Meat, Inc. (a)(b)	10,225	1,254,608
Bunge Ltd.	28,937	2,246,379
Cal-Maine Foods, Inc. (a)(b)	7,831	273,224
Calavo Growers, Inc.	3,526	198,655
Campbell Soup Co.	41,852	1,829,769
Darling Ingredients, Inc. (a)	33,548	2,317,160
Flowers Foods, Inc.	40,483	953,779
Fresh Del Monte Produce, Inc.	6,134	189,295
Freshpet, Inc. (a)	8,944	1,309,849
Hostess Brands, Inc. Class A (a)(b)	26,467	425,854
Ingredion, Inc.	13,817	1,213,271
J&J Snack Foods Corp.	3,068	504,318
John B. Sanfilippo & Son, Inc.	1,799	166,156
Laird Superfood, Inc. (b)	651	18,163
Lamb Weston Holdings, Inc.	30,260	2,020,460
Lancaster Colony Corp.	4,023	796,031
Landec Corp. (a)	4,904	53,650
Pilgrim's Pride Corp. (a)	10,272	227,525
Post Holdings, Inc. (a)	12,232	1,251,823
Sanderson Farms, Inc.	4,128	771,276
Seaboard Corp.	53	217,830
Seneca Foods Corp. Class A (a)	1,435	78,552
The Hain Celestial Group, Inc. (a)	16,757	668,772
The Simply Good Foods Co. (a)	17,477	655,038
Tootsie Roll Industries, Inc. (b)	3,606	124,010
TreeHouse Foods, Inc. (a)	11,480	509,712
Vital Farms, Inc. (a)(b)	3,588	62,467
Whole Earth Brands, Inc. Class A (a)	5,746	73,894
		20,794,674
Household Products - 0.2%
Central Garden & Pet Co. (a)	2,499	120,677
Central Garden & Pet Co. Class A (non-vtg.) (a)	7,566	327,683
Energizer Holdings, Inc.	12,147	520,499
Reynolds Consumer Products, Inc.	10,946	311,414
Spectrum Brands Holdings, Inc.	7,904	690,414
WD-40 Co.	2,850	692,522
		2,663,209
Personal Products - 0.3%
BellRing Brands, Inc. Class A (a)	8,155	269,686
Coty, Inc. Class A (a)	58,798	513,307
Edgewell Personal Care Co.	11,126	457,056
elf Beauty, Inc. (a)	8,174	225,684
Herbalife Nutrition Ltd. (a)	17,914	912,539
Inter Parfums, Inc.	3,690	283,650
MediFast, Inc.	2,450	699,500
Nu Skin Enterprises, Inc. Class A	10,411	558,967
USANA Health Sciences, Inc. (a)	2,391	227,791
Veru, Inc. (a)(b)	11,647	80,015
		4,228,195
Tobacco - 0.1%
22nd Century Group, Inc. (a)	27,625	88,676
Turning Point Brands, Inc.	2,429	128,786
Universal Corp.	5,086	265,286
Vector Group Ltd.	26,709	356,832
		839,580

TOTAL CONSUMER STAPLES		41,901,602

ENERGY - 3.0%
Energy Equipment & Services - 0.6%
Archrock, Inc.	27,531	237,042
Aspen Aerogels, Inc. (a)	5,420	204,063
Bristow Group, Inc. (a)	5,031	130,705
Cactus, Inc.	11,092	399,756
Championx Corp. (a)	38,239	888,674
Core Laboratories NV	9,006	300,440
DMC Global, Inc. (a)(b)	3,097	135,556
Dril-Quip, Inc. (a)	7,067	201,975
Frank's International NV (a)	24,319	66,877
Helix Energy Solutions Group, Inc. (a)	28,972	120,234
Helmerich & Payne, Inc.	22,288	638,997
Liberty Oilfield Services, Inc. Class A (a)	17,342	176,715
Nabors Industries Ltd. (a)	1,283	112,275
Newpark Resources, Inc. (a)	17,542	56,661
Nextier Oilfield Solutions, Inc. (a)	32,381	123,695
NOV, Inc. (a)	80,768	1,115,406
Oceaneering International, Inc. (a)	20,293	269,085
Oil States International, Inc. (a)	12,300	69,618
Patterson-UTI Energy, Inc.	38,869	311,729
ProPetro Holding Corp. (a)	16,317	123,193
RPC, Inc. (a)(b)	11,299	47,456
Select Energy Services, Inc. Class A (a)	12,893	76,713
Solaris Oilfield Infrastructure, Inc. Class A	7,022	61,091
Technip Energies NV ADR (a)	23,777	322,178
TechnipFMC PLC (a)	87,690	633,122
TETRA Technologies, Inc. (a)	26,398	81,570
Tidewater, Inc. (a)	7,727	87,470
Transocean Ltd. (United States) (a)(b)	117,965	425,854
U.S. Silica Holdings, Inc. (a)	15,194	153,459
		7,571,609
Oil, Gas & Consumable Fuels - 2.4%
Alto Ingredients, Inc. (a)(b)	13,439	71,227
Antero Resources Corp. (a)	57,076	776,234
APA Corp.	77,817	1,459,069
Arch Resources, Inc. (a)(b)	3,156	207,412
Berry Corp.	14,108	78,299
Bonanza Creek Energy, Inc.	3,978	153,034
Brigham Minerals, Inc. Class A	7,594	149,146
Cabot Oil & Gas Corp.	82,978	1,327,648
Callon Petroleum Co. (a)(b)	9,624	378,801
Centennial Resource Development, Inc. Class A (a)(b)	37,848	197,188
Cimarex Energy Co.	21,153	1,379,176
Clean Energy Fuels Corp. (a)(b)	23,183	174,104
CNX Resources Corp. (a)	44,834	542,491
Comstock Resources, Inc. (a)	11,968	72,765
CONSOL Energy, Inc. (a)	5,969	125,409
Contango Oil & Gas Co. (a)(b)	26,494	101,207
Continental Resources, Inc.	12,719	434,354
CVR Energy, Inc.	5,942	81,168
Delek U.S. Holdings, Inc.	12,960	225,245
Denbury, Inc. (a)	10,391	682,793
Devon Energy Corp.	122,528	3,166,124
Diamondback Energy, Inc.	37,305	2,877,335
EQT Corp. (a)	57,493	1,057,296
Equitrans Midstream Corp.	82,903	681,463
Green Plains, Inc. (a)	8,634	305,298
HollyFrontier Corp.	30,683	902,080
International Seaways, Inc.	8,168	134,364
Kosmos Energy Ltd. (a)	85,918	198,471
Laredo Petroleum, Inc. (a)(b)	1,868	102,852
Magnolia Oil & Gas Corp. Class A	27,923	390,922
Marathon Oil Corp.	162,291	1,880,953
Matador Resources Co.	22,814	704,953
Murphy Oil Corp.	30,178	655,164
National Energy Services Reunited Corp. (a)(b)	8,171	105,406
Northern Oil & Gas, Inc.	9,708	167,657
Ovintiv, Inc.	53,486	1,372,451
Par Pacific Holdings, Inc. (a)	8,145	133,415
PBF Energy, Inc. Class A (a)(b)	19,294	176,926
PDC Energy, Inc.	20,730	819,872
Peabody Energy Corp. (a)	14,292	167,359
Penn Virginia Corp. (a)	3,068	56,727
Range Resources Corp. (a)	53,225	810,617
Renewable Energy Group, Inc. (a)	9,224	564,970
Rex American Resources Corp. (a)	1,051	86,182
SM Energy Co.	22,015	411,681
Southwestern Energy Co. (a)	132,401	623,609
Talos Energy, Inc. (a)	6,559	75,691
Targa Resources Corp.	47,042	1,980,939
Teekay Corp. (a)(b)	20,062	59,985
Teekay Tankers Ltd. (a)(b)	4,786	60,543
Tellurian, Inc. (a)	42,989	162,069
Uranium Energy Corp. (a)(b)	38,917	84,450
W&T Offshore, Inc. (a)	19,318	78,238
World Fuel Services Corp.	13,384	461,213
		30,134,045

TOTAL ENERGY		37,705,654

FINANCIALS - 15.7%
Banks - 5.6%
1st Source Corp.	3,426	156,877
Allegiance Bancshares, Inc.	4,092	149,235
Ameris Bancorp	14,567	708,102
Associated Banc-Corp.	31,924	632,095
Atlantic Union Bankshares Corp.	16,271	577,132
Banc of California, Inc.	9,410	161,099
BancFirst Corp.	3,687	204,555
Bancorp, Inc., Delaware (a)	10,763	251,531
BancorpSouth Bank	20,163	520,205
Bank of Hawaii Corp.	8,215	687,678
Bank OZK	24,969	1,016,488
BankUnited, Inc.	19,048	753,920
Banner Corp.	7,078	375,417
Berkshire Hills Bancorp, Inc.	10,323	279,134
BOK Financial Corp.	6,267	526,491
Brookline Bancorp, Inc., Delaware	16,952	243,600
Bryn Mawr Bank Corp.	4,158	162,703
Cadence Bancorp Class A	25,598	486,362
Camden National Corp.	3,139	140,533
Cathay General Bancorp	15,554	589,030
Central Pacific Financial Corp.	5,457	139,699
CIT Group, Inc.	20,418	984,964
City Holding Co.	3,249	245,819
Columbia Banking Systems, Inc.	14,801	517,147
Comerica, Inc.	28,851	1,980,910
Commerce Bancshares, Inc.	21,653	1,531,517
Community Bank System, Inc.	10,935	783,383
Community Trust Bancorp, Inc.	2,849	113,276
ConnectOne Bancorp, Inc.	7,408	194,830
CrossFirst Bankshares, Inc. (a)	9,161	126,513
Cullen/Frost Bankers, Inc.	11,629	1,248,024
Customers Bancorp, Inc. (a)	6,048	219,059
CVB Financial Corp.	26,655	508,044
Dime Community Bancshares, Inc.	6,978	230,414
Eagle Bancorp, Inc.	6,476	356,374
East West Bancorp, Inc.	29,353	2,088,466
Eastern Bankshares, Inc.	38,708	706,421
Enterprise Financial Services Corp.	7,678	342,208
FB Financial Corp.	6,599	249,508
First Bancorp, North Carolina	5,800	232,000
First Bancorp, Puerto Rico	44,382	538,354
First Bancshares, Inc.	4,364	168,319
First Busey Corp.	10,074	237,746
First Citizens Bancshares, Inc.	1,495	1,169,972
First Commonwealth Financial Corp.	19,366	255,050
First Financial Bancorp, Ohio	20,588	463,230
First Financial Bankshares, Inc.	29,478	1,439,706
First Financial Corp., Indiana	2,326	93,156
First Foundation, Inc.	8,293	195,466
First Hawaiian, Inc.	27,213	749,174
First Horizon National Corp.	114,429	1,767,928
First Interstate Bancsystem, Inc.	6,986	292,853
First Merchants Corp.	11,219	456,950
First Midwest Bancorp, Inc., Delaware	24,554	440,499
Flushing Financial Corp.	6,646	146,544
FNB Corp., Pennsylvania	67,090	768,851
Fulton Financial Corp.	33,100	507,092
German American Bancorp, Inc.	4,886	184,202
Glacier Bancorp, Inc.	19,809	1,021,352
Great Southern Bancorp, Inc.	2,126	110,616
Great Western Bancorp, Inc.	11,523	354,908
Hancock Whitney Corp.	18,062	789,490
Hanmi Financial Corp.	6,034	110,000
HarborOne Bancorp, Inc.	11,928	162,340
Heartland Financial U.S.A., Inc.	7,987	364,367
Heritage Commerce Corp.	12,313	133,473
Heritage Financial Corp., Washington	7,115	172,112
Hilltop Holdings, Inc.	13,059	413,709
Home Bancshares, Inc.	31,674	670,855
Hope Bancorp, Inc.	25,082	332,337
Horizon Bancorp, Inc. Indiana	7,474	124,891
Independent Bank Corp.	4,352	91,523
Independent Bank Corp., Massachusetts	6,901	487,763
Independent Bank Group, Inc.	7,731	538,851
International Bancshares Corp.	11,360	443,949
Investors Bancorp, Inc.	46,908	648,269
Lakeland Bancorp, Inc.	10,413	170,461
Lakeland Financial Corp.	5,311	355,147
Live Oak Bancshares, Inc. (b)	6,362	382,929
Midland States Bancorp, Inc.	4,016	98,834
National Bank Holdings Corp.	6,276	222,547
NBT Bancorp, Inc.	8,911	310,548
Nicolet Bankshares, Inc. (a)(b)	1,765	127,768
OceanFirst Financial Corp.	12,418	242,151
OFG Bancorp	10,859	250,843
Old National Bancorp, Indiana	33,533	539,546
Origin Bancorp, Inc.	4,534	184,443
Pacific Premier Bancorp, Inc.	19,971	758,499
PacWest Bancorp	24,295	967,427
Park National Corp.	3,004	342,186
Peoples Bancorp, Inc.	3,331	98,231
Peoples United Financial, Inc.	87,325	1,371,003
Pinnacle Financial Partners, Inc.	15,680	1,405,085
Popular, Inc.	17,458	1,270,244
Preferred Bank, Los Angeles	2,653	156,474
Prosperity Bancshares, Inc.	19,134	1,304,747
QCR Holdings, Inc.	2,974	145,994
Renasant Corp.	11,593	407,842
S&T Bancorp, Inc.	7,786	229,298
Sandy Spring Bancorp, Inc.	9,510	395,521
Seacoast Banking Corp., Florida	11,731	356,505
ServisFirst Bancshares, Inc.	9,785	695,518
Signature Bank	11,760	2,669,167
Silvergate Capital Corp. (a)	3,917	402,668
Simmons First National Corp. Class A	22,224	604,937
South State Corp.	14,668	1,009,745
Southside Bancshares, Inc.	6,444	232,242
Sterling Bancorp	39,773	863,472
Stock Yards Bancorp, Inc.	4,245	202,232
Synovus Financial Corp.	31,033	1,269,250
Texas Capital Bancshares, Inc. (a)	10,307	649,135
Tompkins Financial Corp.	2,613	200,548
TowneBank	13,350	397,964
Trico Bancshares	5,553	218,955
TriState Capital Holdings, Inc. (a)	5,655	114,853
Triumph Bancorp, Inc. (a)	4,755	364,518
Trustmark Corp.	13,077	392,572
UMB Financial Corp.	9,044	846,518
Umpqua Holdings Corp.	45,197	852,867
United Bankshares, Inc., West Virginia	26,948	930,784
United Community Bank, Inc.	18,480	532,409
Univest Corp. of Pennsylvania	6,249	170,973
Valley National Bancorp	84,003	1,082,799
Veritex Holdings, Inc.	10,227	343,116
Washington Trust Bancorp, Inc.	3,631	177,011
Webster Financial Corp.	18,465	888,167
WesBanco, Inc.	13,851	447,110
Westamerica Bancorp.	5,333	296,248
Western Alliance Bancorp.	21,390	1,985,420
Wintrust Financial Corp.	11,852	846,233
Zions Bancorp NA	33,878	1,766,738
		71,815,102
Capital Markets - 3.1%
Affiliated Managers Group, Inc.	8,811	1,396,015
Apollo Global Management LLC Class A	43,459	2,557,997
Ares Management Corp.	22,303	1,597,118
Artisan Partners Asset Management, Inc.	12,598	605,838
Assetmark Financial Holdings, Inc. (a)	3,723	97,170
B. Riley Financial, Inc.	3,668	247,810
BGC Partners, Inc. Class A	66,469	355,609
Blucora, Inc. (a)	10,133	170,842
BrightSphere Investment Group, Inc.	12,229	305,603
Carlyle Group LP	24,194	1,221,071
Cboe Global Markets, Inc.	22,099	2,618,069
Cohen & Steers, Inc.	4,887	406,647
Cowen Group, Inc. Class A	5,572	222,769
Diamond Hill Investment Group, Inc.	604	104,039
Donnelley Financial Solutions, Inc. (a)	5,962	192,036
Evercore, Inc. Class A	8,746	1,156,221
FactSet Research Systems, Inc.	7,834	2,798,932
Federated Hermes, Inc.	19,523	633,326
Focus Financial Partners, Inc. Class A (a)	9,718	498,825
Franklin Resources, Inc.	56,124	1,658,464
Greenhill & Co., Inc.	3,188	51,072
Hamilton Lane, Inc. Class A	6,740	626,820
Houlihan Lokey (b)	10,668	950,519
Interactive Brokers Group, Inc.	16,687	1,032,258
Invesco Ltd.	78,042	1,902,664
Janus Henderson Group PLC	35,315	1,477,580
Jefferies Financial Group, Inc.	41,901	1,390,694
Lazard Ltd. Class A	23,228	1,096,362
LPL Financial	16,536	2,332,237
Moelis & Co. Class A	12,131	718,762
Morningstar, Inc.	4,442	1,122,182
Open Lending Corp. (a)	20,205	767,790
Oppenheimer Holdings, Inc. Class A (non-vtg.)	1,815	81,584
Piper Jaffray Companies	2,894	355,065
PJT Partners, Inc.	5,004	391,163
Sculptor Capital Management, Inc. Class A	3,768	87,493
SEI Investments Co.	24,550	1,492,640
StepStone Group, Inc. Class A	5,687	258,815
Stifel Financial Corp.	21,674	1,442,188
StoneX Group, Inc. (a)	3,395	219,079
Tradeweb Markets, Inc. Class A	21,004	1,821,677
Victory Capital Holdings, Inc.	3,242	98,849
Virtu Financial, Inc. Class A	16,844	433,565
Virtus Investment Partners, Inc.	1,505	415,576
WisdomTree Investments, Inc.	22,562	139,433
		39,550,468
Consumer Finance - 0.7%
Credit Acceptance Corp. (a)(b)	2,390	1,158,600
CURO Group Holdings Corp.	3,217	50,732
Encore Capital Group, Inc. (a)(b)	6,312	298,810
Enova International, Inc. (a)	7,408	245,131
EZCORP, Inc. (non-vtg.) Class A (a)(b)	9,519	54,449
First Cash Financial Services, Inc.	8,472	670,982
Green Dot Corp. Class A (a)	11,230	517,366
LendingClub Corp. (a)	17,054	416,118
LendingTree, Inc. (a)	2,225	434,365
Navient Corp.	37,654	769,271
Nelnet, Inc. Class A	4,210	317,013
OneMain Holdings, Inc.	18,784	1,145,824
PRA Group, Inc. (a)	9,389	364,199
PROG Holdings, Inc.	14,024	613,830
Santander Consumer U.S.A. Holdings, Inc.	14,467	593,581
SLM Corp.	69,240	1,303,789
World Acceptance Corp. (a)(b)	797	151,087
		9,105,147
Diversified Financial Services - 0.4%
A-Mark Precious Metals, Inc.	991	50,482
Cannae Holdings, Inc. (a)	17,969	597,469
Equitable Holdings, Inc.	81,019	2,501,057
Voya Financial, Inc.	25,568	1,646,579
		4,795,587
Insurance - 3.9%
Alleghany Corp. (a)	2,875	1,906,413
AMBAC Financial Group, Inc. (a)	9,410	136,633
American Equity Investment Life Holding Co.	17,676	567,223
American Financial Group, Inc.	14,411	1,822,847
American National Group, Inc.	1,872	308,843
Amerisafe, Inc.	4,052	231,774
Argo Group International Holdings, Ltd.	7,014	365,640
Assurant, Inc.	11,936	1,883,620
Assured Guaranty Ltd.	15,631	747,318
Athene Holding Ltd. (a)	25,676	1,659,183
Axis Capital Holdings Ltd.	16,458	837,218
Brighthouse Financial, Inc. (a)	17,992	774,736
Brown & Brown, Inc.	48,084	2,615,770
BRP Group, Inc. (a)	8,762	238,852
CNO Financial Group, Inc.	27,153	620,175
eHealth, Inc. (a)	5,381	279,866
Employers Holdings, Inc.	5,884	244,304
Enstar Group Ltd. (a)	2,720	699,094
Erie Indemnity Co. Class A	5,121	946,822
Everest Re Group Ltd.	8,221	2,078,515
Fidelity National Financial, Inc.	59,958	2,674,726
First American Financial Corp.	22,564	1,518,783
Genworth Financial, Inc. Class A (a)	104,818	350,092
Globe Life, Inc.	19,543	1,819,649
GoHealth, Inc. (a)	8,443	74,298
Goosehead Insurance	3,471	417,179
Greenlight Capital Re, Ltd. (a)	5,173	45,522
Hanover Insurance Group, Inc.	7,570	1,028,763
HCI Group, Inc.	1,319	132,533
Heritage Insurance Holdings, Inc.	5,910	43,379
Horace Mann Educators Corp.	8,352	332,493
James River Group Holdings Ltd. (b)	7,552	274,742
Kemper Corp.	12,694	837,931
Kinsale Capital Group, Inc.	4,476	799,615
Lemonade, Inc. (a)(b)	3,625	315,593
Lincoln National Corp.	37,268	2,296,454
Loews Corp.	46,507	2,494,170
MBIA, Inc. (a)(b)	9,911	129,339
Mercury General Corp.	5,420	329,699
National Western Life Group, Inc.	446	92,719
Old Republic International Corp.	58,302	1,437,727
Palomar Holdings, Inc. (a)	4,436	361,223
Primerica, Inc.	8,153	1,192,132
ProAssurance Corp.	10,661	216,205
Reinsurance Group of America, Inc.	14,033	1,546,156
RenaissanceRe Holdings Ltd.	10,468	1,598,359
RLI Corp.	8,221	890,992
Root, Inc. (b)	5,392	41,141
Safety Insurance Group, Inc.	2,822	216,222
Selective Insurance Group, Inc.	12,389	1,007,845
Selectquote, Inc. (a)	8,866	157,815
Siriuspoint Ltd. (a)(b)	17,611	172,588
Stewart Information Services Corp.	5,401	318,713
Trean Insurance Group, Inc. (a)	2,410	32,511
Trupanion, Inc. (a)	6,850	787,887
United Fire Group, Inc.	4,148	103,368
Universal Insurance Holdings, Inc.	6,274	88,840
Unum Group	42,090	1,153,266
W.R. Berkley Corp.	28,939	2,117,467
White Mountains Insurance Group Ltd.	633	716,284
		49,129,266
Mortgage Real Estate Investment Trusts - 1.1%
AG Mortgage Investment Trust, Inc.	3,044	33,180
AGNC Investment Corp.	111,248	1,765,506
Annaly Capital Management, Inc.	287,625	2,441,936
Apollo Commercial Real Estate Finance, Inc.	27,133	412,964
Arbor Realty Trust, Inc.	24,028	439,232
Ares Commercial Real Estate Corp.	7,225	108,953
Armour Residential REIT, Inc.	14,606	151,902
Blackstone Mortgage Trust, Inc.	30,811	998,893
BrightSpire Capital, Inc.	16,189	153,957
Broadmark Realty Capital, Inc.	26,075	270,398
Capstead Mortgage Corp.	18,238	116,176
Cherry Hill Mortgage Investment Corp.	3,346	30,817
Chimera Investment Corp.	48,177	709,165
Dynex Capital, Inc.	6,080	106,096
Ellington Financial LLC	10,418	189,399
Granite Point Mortgage Trust, Inc.	11,187	157,849
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	16,152	917,434
Invesco Mortgage Capital, Inc.	46,456	159,809
KKR Real Estate Finance Trust, Inc.	6,002	127,903
Ladder Capital Corp. Class A	26,540	303,087
MFA Financial, Inc.	93,434	436,337
New Residential Investment Corp.	93,974	917,186
New York Mortgage Trust, Inc.	78,999	345,226
Orchid Island Capital, Inc.	19,313	95,599
PennyMac Mortgage Investment Trust	20,948	413,095
Ready Capital Corp.	12,285	185,749
Redwood Trust, Inc.	23,160	274,909
Starwood Property Trust, Inc.	59,874	1,558,520
TPG RE Finance Trust, Inc.	12,751	167,803
Two Harbors Investment Corp.	64,035	410,464
Western Asset Mortgage Capital Corp.	11,997	37,191
		14,436,735
Thrifts & Mortgage Finance - 0.9%
Axos Financial, Inc. (a)	10,646	509,411
Capitol Federal Financial, Inc.	27,255	302,258
Columbia Financial, Inc. (a)	10,629	191,747
Essent Group Ltd.	23,251	1,050,248
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	1,642	160,095
Flagstar Bancorp, Inc.	9,610	439,754
HomeStreet, Inc.	4,230	159,513
Kearny Financial Corp.	15,302	184,083
Merchants Bancorp	3,316	121,498
Meridian Bancorp, Inc. Maryland	11,123	212,561
Meta Financial Group, Inc.	6,821	339,004
MGIC Investment Corp.	69,967	968,343
Mr. Cooper Group, Inc. (a)	14,561	541,378
New York Community Bancorp, Inc.	96,259	1,133,931
NMI Holdings, Inc. (a)	17,765	391,185
Northfield Bancorp, Inc.	9,253	152,212
Northwest Bancshares, Inc.	26,793	356,615
Ocwen Financial Corp. (a)(b)	1,541	40,297
Pennymac Financial Services, Inc.	8,184	514,692
Premier Financial Corp.	7,731	207,036
Provident Financial Services, Inc.	14,880	321,408
Radian Group, Inc.	39,729	897,081
Rocket Cos., Inc. (b)	23,934	412,622
TFS Financial Corp.	9,816	191,216
Trustco Bank Corp., New York	3,834	128,937
Walker & Dunlop, Inc.	6,079	629,055
Washington Federal, Inc.	14,974	483,211
Waterstone Financial, Inc.	3,976	78,446
WSFS Financial Corp.	9,749	426,811
		11,544,648

TOTAL FINANCIALS		200,376,953

HEALTH CARE - 12.8%
Biotechnology - 5.1%
Abeona Therapeutics, Inc. (a)(b)	12,035	14,683
ACADIA Pharmaceuticals, Inc. (a)	23,951	518,060
Acceleron Pharma, Inc. (a)	10,781	1,348,272
ADMA Biologics, Inc. (a)	19,676	30,498
Adverum Biotechnologies, Inc. (a)	17,165	38,965
Aeglea BioTherapeutics, Inc. (a)	7,687	47,121
Agenus, Inc.(a)	32,711	169,443
Agios Pharmaceuticals, Inc. (a)(b)	12,071	580,494
Akebia Therapeutics, Inc. (a)(b)	29,502	72,870
Akero Therapeutics, Inc. (a)(b)	3,482	74,654
Akouos, Inc. (a)(b)	3,065	33,317
Albireo Pharma, Inc. (a)(b)	3,611	103,311
Aldeyra Therapeutics, Inc. (a)	8,955	79,700
Alector, Inc. (a)	10,871	261,284
Aligos Therapeutics, Inc.	2,098	30,568
Alkermes PLC (a)	33,135	857,202
Allakos, Inc. (a)	6,562	522,073
Allogene Therapeutics, Inc. (a)(b)	13,892	304,929
Allovir, Inc. (a)	3,463	66,282
Altimmune, Inc. (a)(b)	5,745	52,107
ALX Oncology Holdings, Inc. (a)(b)	2,252	131,877
Amicus Therapeutics, Inc. (a)	52,685	489,444
AnaptysBio, Inc. (a)(b)	4,211	96,769
Anavex Life Sciences Corp. (a)(b)	14,249	255,770
Anika Therapeutics, Inc. (a)	2,738	109,876
Annexon, Inc. (a)	3,410	71,815
Apellis Pharmaceuticals, Inc. (a)	12,231	782,662
Applied Genetic Technologies Corp. (a)(b)	7,858	28,289
Applied Molecular Transport, Inc. (a)(b)	3,036	85,099
Applied Therapeutics, Inc. (a)	3,182	54,762
Aprea Therapeutics, Inc. (a)(b)	2,077	8,786
Arbutus Biopharma Corp. (a)(b)	12,505	33,638
Arcturus Therapeutics Holdings, Inc. (a)(b)	4,243	132,848
Arcus Biosciences, Inc. (a)(b)	9,265	291,014
Arcutis Biotherapeutics, Inc. (a)	5,848	136,434
Ardelyx, Inc. (a)(b)	14,314	24,906
Arena Pharmaceuticals, Inc. (a)	12,628	781,168
Arrowhead Pharmaceuticals, Inc. (a)	21,471	1,487,726
Assembly Biosciences, Inc. (a)	9,778	33,930
Atara Biotherapeutics, Inc. (a)	16,572	211,293
Athenex, Inc. (a)(b)	14,997	56,539
Athersys, Inc. (a)(b)	35,060	57,148
Atreca, Inc. (a)(b)	5,654	31,040
Avid Bioservices, Inc. (a)	11,928	305,953
Avidity Biosciences, Inc. (a)	3,373	65,133
Avita Medical, Inc. (a)(b)	4,838	89,648
AVROBIO, Inc. (a)	7,319	53,868
Beam Therapeutics, Inc. (a)	5,572	512,624
BeyondSpring, Inc. (a)	5,059	48,162
BioCryst Pharmaceuticals, Inc. (a)(b)	36,766	592,668
Biohaven Pharmaceutical Holding Co. Ltd. (a)	10,812	1,362,420
BioXcel Therapeutics, Inc. (a)	3,030	77,538
Black Diamond Therapeutics, Inc. (a)(b)	3,083	29,473
bluebird bio, Inc. (a)(b)	13,565	344,687
Blueprint Medicines Corp. (a)	12,142	1,066,918
BrainStorm Cell Therpeutic, Inc. (a)(b)	4,228	17,039
BridgeBio Pharma, Inc. (a)(b)	20,012	1,069,641
Burning Rock Biotech Ltd. ADR (a)	2,781	63,351
C4 Therapeutics, Inc.	2,846	122,776
Calithera Biosciences, Inc. (a)(b)	13,001	25,352
Capricor Therapeutics, Inc. (a)(b)	3,386	14,797
CareDx, Inc. (a)(b)	10,853	912,086
Catalyst Biosciences, Inc. (a)	6,988	28,441
Catalyst Pharmaceutical Partners, Inc. (a)(b)	19,343	112,963
Cel-Sci Corp. (a)	7,928	63,662
Celldex Therapeutics, Inc. (a)	9,327	408,056
ChemoCentryx, Inc. (a)	10,663	157,599
Chimerix, Inc. (a)	14,763	97,879
Chinook Therapeutics, Inc. (a)	7,858	102,390
Clovis Oncology, Inc. (a)(b)	20,692	99,942
Codiak Biosciences, Inc.	1,747	30,223
Coherus BioSciences, Inc. (a)	12,553	163,817
Concert Pharmaceuticals, Inc. (a)	4,284	14,266
Corbus Pharmaceuticals Holdings, Inc. (a)	15,144	20,747
Cortexyme, Inc. (a)(b)	2,810	158,793
Crinetics Pharmaceuticals, Inc. (a)	4,616	82,996
Cue Biopharma, Inc. (a)	5,350	55,747
Cyclerion Therapeutics, Inc. (a)(b)	5,069	14,751
Cytokinetics, Inc. (a)	16,611	493,014
CytomX Therapeutics, Inc. (a)	13,971	75,583
Deciphera Pharmaceuticals, Inc. (a)	8,150	248,494
Denali Therapeutics, Inc. (a)(b)	16,713	852,864
DermTech, Inc. (a)(b)	4,973	167,391
Dicerna Pharmaceuticals, Inc. (a)	13,812	518,088
Dynavax Technologies Corp. (a)(b)	21,164	197,672
Dyne Therapeutics, Inc.	3,699	66,841
Eagle Pharmaceuticals, Inc. (a)(b)	2,309	107,369
Editas Medicine, Inc. (a)(b)	13,767	576,287
Eiger Biopharmaceuticals, Inc. (a)	6,643	52,878
Emergent BioSolutions, Inc. (a)	9,337	615,308
Enanta Pharmaceuticals, Inc. (a)	3,457	146,058
Epizyme, Inc. (a)(b)	18,473	122,476
Esperion Therapeutics, Inc. (a)(b)	5,755	88,569
Exelixis, Inc. (a)	64,837	1,092,503
Fate Therapeutics, Inc. (a)	16,399	1,357,837
FibroGen, Inc. (a)	17,352	225,576
Flexion Therapeutics, Inc. (a)(b)	8,805	52,214
Foghorn Therapeutics, Inc. (b)	1,703	15,446
Forma Therapeutics Holdings, Inc. (a)	4,072	93,208
Fortress Biotech, Inc. (a)	13,283	41,310
Frequency Therapeutics, Inc. (a)(b)	6,057	50,455
G1 Therapeutics, Inc. (a)(b)	6,366	110,195
Generation Bio Co. (a)	4,308	93,656
Geron Corp. (a)(b)	63,102	76,984
Global Blood Therapeutics, Inc. (a)(b)	12,626	345,069
GlycoMimetics, Inc. (a)	10,123	20,448
Gossamer Bio, Inc. (a)(b)	10,836	85,171
Halozyme Therapeutics, Inc. (a)	26,044	1,076,399
Harpoon Therapeutics, Inc. (a)	4,314	42,234
Heat Biologics, Inc. (a)(b)	5,498	34,802
Heron Therapeutics, Inc. (a)	16,441	203,211
Homology Medicines, Inc. (a)	7,217	45,900
iBio, Inc. (a)	41,322	51,239
Ideaya Biosciences, Inc. (a)	2,930	71,785
IGM Biosciences, Inc. (a)	1,511	102,763
Immatics NV (a)(b)	6,048	73,846
ImmunityBio, Inc. (a)	8,485	92,996
ImmunoGen, Inc. (a)	41,773	234,347
Immunovant, Inc. (a)(b)	10,696	111,880
Inhibrx, Inc. (a)	1,522	43,316
Inovio Pharmaceuticals, Inc. (a)(b)	42,438	356,479
Inozyme Pharma, Inc. (a)	1,692	28,375
Insmed, Inc. (a)	23,495	577,977
Intellia Therapeutics, Inc. (a)	13,612	1,930,862
Intercept Pharmaceuticals, Inc. (a)(b)	5,178	89,476
Invitae Corp. (a)(b)	35,958	1,006,464
Ionis Pharmaceuticals, Inc. (a)	29,489	1,095,221
Iovance Biotherapeutics, Inc. (a)	28,217	628,393
Ironwood Pharmaceuticals, Inc. Class A (a)	33,191	440,445
iTeos Therapeutics, Inc. (a)	2,241	53,851
Iveric Bio, Inc. (a)	17,790	153,528
Jounce Therapeutics, Inc. (a)	4,531	22,836
Kadmon Holdings, Inc. (a)(b)	32,832	123,448
Kalvista Pharmaceuticals, Inc. (a)	3,459	69,664
Karuna Therapeutics, Inc. (a)(b)	3,891	444,430
Karyopharm Therapeutics, Inc. (a)(b)	13,790	114,871
Keros Therapeutics, Inc. (a)	1,334	49,091
Kindred Biosciences, Inc. (a)	7,296	66,540
Kiniksa Pharmaceuticals Ltd. (a)(b)	4,534	69,506
Kodiak Sciences, Inc. (a)	6,493	544,373
Kronos Bio, Inc. (b)	2,690	55,011
Krystal Biotech, Inc. (a)	3,723	217,572
Kura Oncology, Inc. (a)	13,381	253,436
Kymera Therapeutics, Inc. (a)	2,786	167,661
Ligand Pharmaceuticals, Inc. Class B (a)(b)	3,444	390,928
Lineage Cell Therapeutics, Inc. (a)(b)	29,422	77,380
Macrogenics, Inc. (a)	11,663	291,108
Madrigal Pharmaceuticals, Inc. (a)	1,893	165,297
Magenta Therapeutics, Inc. (a)	5,346	38,064
MannKind Corp. (a)(b)	50,715	207,932
Matinas BioPharma Holdings, Inc. (a)	26,249	18,540
MediciNova, Inc. (a)(b)	10,069	36,550
MEI Pharma, Inc. (a)	18,577	50,158
Mersana Therapeutics, Inc. (a)	11,760	129,360
Minerva Neurosciences, Inc. (a)	4,574	8,416
Mirati Therapeutics, Inc. (a)	9,409	1,506,005
Mirum Pharmaceuticals, Inc. (a)(b)	2,989	43,191
Molecular Templates, Inc. (a)	7,662	53,634
Morphic Holding, Inc. (a)	3,063	176,490
Mustang Bio, Inc. (a)	7,933	22,926
Myriad Genetics, Inc. (a)	15,488	489,885
Natera, Inc. (a)	16,961	1,942,374
Neoleukin Therapeutics, Inc. (a)	6,582	46,008
Neubase Therapeutics, Inc. (a)(b)	3,368	11,855
Neurocrine Biosciences, Inc. (a)	19,366	1,805,105
NextCure, Inc. (a)(b)	1,950	13,514
Nkarta, Inc. (a)(b)	3,364	106,841
Nurix Therapeutics, Inc. (a)(b)	2,497	76,758
Oncorus, Inc. (a)(b)	1,939	24,858
Opko Health, Inc. (a)(b)	89,758	308,768
ORIC Pharmaceuticals, Inc. (a)	2,958	49,251
Ovid Therapeutics, Inc. (a)(b)	6,813	25,412
Oyster Point Pharma, Inc. (a)(b)	2,743	39,088
Palatin Technologies, Inc. (a)(b)	34,369	17,528
Passage Bio, Inc. (a)	5,276	62,257
PDL BioPharma, Inc. (a)(c)	15,583	38,490
PMV Pharmaceuticals, Inc.	2,374	80,740
Poseida Therapeutics, Inc. (a)(b)	2,330	18,896
Praxis Precision Medicines, Inc.	2,146	33,478
Precigen, Inc. (a)(b)	18,495	101,538
Precision BioSciences, Inc. (a)	8,282	81,661
Prelude Therapeutics, Inc.	2,295	73,532
Protagonist Therapeutics, Inc. (a)	8,036	397,219
Prothena Corp. PLC (a)	5,316	266,332
PTC Therapeutics, Inc. (a)	14,619	560,346
Puma Biotechnology, Inc. (a)	6,894	51,843
Radius Health, Inc. (a)	9,749	147,502
RAPT Therapeutics, Inc. (a)	2,167	66,462
Recro Pharma, Inc. (a)	5,421	9,866
REGENXBIO, Inc. (a)	6,993	226,014
Relay Therapeutics, Inc. (a)	4,395	142,574
Repligen Corp. (a)	10,554	2,593,118
Replimune Group, Inc. (a)	5,519	180,637
Revolution Medicines, Inc. (a)(b)	9,758	279,469
Rhythm Pharmaceuticals, Inc. (a)	7,860	135,899
Rigel Pharmaceuticals, Inc. (a)	36,636	146,544
Rocket Pharmaceuticals, Inc. (a)(b)	8,835	316,470
Rubius Therapeutics, Inc. (a)(b)	8,660	186,103
Sage Therapeutics, Inc. (a)	10,654	465,899
Sangamo Therapeutics, Inc. (a)	24,954	239,059
Sarepta Therapeutics, Inc. (a)	16,220	1,099,392
Scholar Rock Holding Corp. (a)(b)	4,588	143,375
Selecta Biosciences, Inc. (a)	18,205	62,989
Seres Therapeutics, Inc. (a)(b)	11,484	81,536
Sesen Bio, Inc. (a)	31,809	118,648
Shattuck Labs, Inc.	2,455	54,108
Sorrento Therapeutics, Inc. (a)(b)	48,800	400,648
Spectrum Pharmaceuticals, Inc. (a)(b)	30,268	97,463
Spero Therapeutics, Inc. (a)(b)	4,786	63,845
Springworks Therapeutics, Inc. (a)(b)	5,645	483,777
Spruce Biosciences, Inc. (b)	1,384	12,747
SQZ Biotechnologies Co. (b)	1,668	20,183
Stoke Therapeutics, Inc. (a)	3,938	112,745
Sutro Biopharma, Inc. (a)	7,484	127,453
Syndax Pharmaceuticals, Inc. (a)(b)	7,082	103,256
Syros Pharmaceuticals, Inc. (a)	11,612	53,647
T2 Biosystems, Inc. (a)(b)	30,543	31,459
Taysha Gene Therapies, Inc. (b)	1,781	30,793
TCR2 Therapeutics, Inc. (a)	4,856	60,409
TG Therapeutics, Inc. (a)	23,792	832,482
Translate Bio, Inc. (a)	14,332	396,136
Travere Therapeutics, Inc. (a)	11,161	153,464
Trevena, Inc. (a)(b)	32,240	42,879
Turning Point Therapeutics, Inc. (a)	8,729	557,085
Twist Bioscience Corp. (a)	8,624	1,061,183
Ultragenyx Pharmaceutical, Inc. (a)	13,059	1,042,500
uniQure B.V. (a)	7,577	219,809
United Therapeutics Corp. (a)	9,173	1,668,844
UNITY Biotechnology, Inc. (a)	5,370	19,547
Vanda Pharmaceuticals, Inc. (a)	11,387	185,722
Vaxart, Inc. (a)(b)	24,182	173,869
Vaxcyte, Inc. (a)	3,529	76,509
VBI Vaccines, Inc. (a)(b)	50,765	151,280
Veracyte, Inc. (a)	13,716	611,185
Verastem, Inc. (a)(b)	30,971	100,036
Vericel Corp. (a)	9,595	507,959
Viking Therapeutics, Inc. (a)(b)	13,109	80,620
Vir Biotechnology, Inc. (a)	13,305	474,323
Voyager Therapeutics, Inc. (a)	3,702	11,661
Xbiotech, Inc.	3,456	55,987
Xencor, Inc. (a)	12,619	388,413
Y-mAbs Therapeutics, Inc. (a)	5,720	189,332
Zentalis Pharmaceuticals, Inc. (a)	3,520	187,299
ZIOPHARM Oncology, Inc. (a)(b)	44,408	100,806
		65,240,839
Health Care Equipment & Supplies - 2.6%
Accelerate Diagnostics, Inc. (a)	6,746	50,325
Accuray, Inc. (a)	19,363	79,388
Acutus Medical, Inc. (a)	2,091	32,201
Alphatec Holdings, Inc. (a)	12,051	177,632
Angiodynamics, Inc. (a)	7,757	206,569
Aspira Women's Health, Inc. (a)(b)	12,859	57,608
Atricure, Inc. (a)	9,463	799,245
Atrion Corp.	299	188,053
Avanos Medical, Inc. (a)(b)	9,991	379,059
AxoGen, Inc. (a)	7,022	143,038
Axonics Modulation Technologies, Inc. (a)	7,134	484,755
BioLife Solutions, Inc. (a)	5,430	254,667
BioSig Technologies, Inc. (a)(b)	7,365	24,967
Cardiovascular Systems, Inc. (a)	8,568	345,205
Cerus Corp. (a)	35,642	179,636
Co.-Diagnostics, Inc. (a)(b)	4,931	49,852
CONMED Corp.	5,973	823,916
Cryolife, Inc. (a)	8,047	217,269
CryoPort, Inc. (a)(b)	9,359	577,637
Cutera, Inc. (a)	3,565	185,202
CytoSorbents Corp. (a)(b)	7,837	59,640
Dentsply Sirona, Inc.	45,144	2,981,310
Eargo, Inc. (a)(b)	2,039	73,404
Envista Holdings Corp. (a)	33,225	1,431,333
Glaukos Corp. (a)	9,568	487,968
Globus Medical, Inc. (a)	15,936	1,325,397
Haemonetics Corp. (a)	10,549	641,274
Heska Corp. (a)	2,052	493,916
Hill-Rom Holdings, Inc.	13,641	1,888,733
ICU Medical, Inc. (a)	4,066	826,577
Inari Medical, Inc. (a)	1,670	149,949
Inogen, Inc. (a)	3,859	307,832
Integer Holdings Corp. (a)	6,713	657,136
Integra LifeSciences Holdings Corp. (a)	14,624	1,058,631
Intersect ENT, Inc. (a)	6,971	162,773
Invacare Corp. (a)	6,661	48,159
iRhythm Technologies, Inc. (a)	6,003	306,873
Lantheus Holdings, Inc. (a)	13,861	362,742
LeMaitre Vascular, Inc.	3,460	188,432
LivaNova PLC (a)	9,978	861,101
Meridian Bioscience, Inc. (a)	8,657	177,469
Merit Medical Systems, Inc. (a)	10,005	701,250
Mesa Laboratories, Inc.	987	290,681
Natus Medical, Inc. (a)	6,767	180,679
Neogen Corp. (a)	22,339	973,087
Nevro Corp. (a)	7,194	1,115,070
NuVasive, Inc. (a)	10,505	671,795
OraSure Technologies, Inc. (a)	15,191	179,102
Orthofix International NV (a)	4,126	163,967
OrthoPediatrics Corp. (a)	2,782	174,821
Outset Medical, Inc.	4,059	166,257
Penumbra, Inc. (a)	7,003	1,864,409
Pulmonx Corp.	2,044	81,065
Pulse Biosciences, Inc. (a)(b)	2,868	58,794
Quidel Corp. (a)(b)	7,911	1,119,169
Quotient Ltd. (a)	17,730	60,459
Repro Medical Systems, Inc. (a)(b)	4,787	16,324
Retractable Technologies, Inc. (a)(b)	2,923	34,404
Rockwell Medical Technologies, Inc. (a)(b)	14,417	10,524
Seaspine Holdings Corp. (a)	4,709	92,249
Shockwave Medical, Inc. (a)	6,523	1,187,186
SI-BONE, Inc. (a)	5,475	166,112
Sientra, Inc. (a)(b)	11,005	90,791
Silk Road Medical, Inc. (a)(b)	7,119	357,231
SmileDirectClub, Inc. (a)(b)	18,378	129,749
Staar Surgical Co. (a)	9,586	1,226,241
Surgalign Holdings, Inc. (a)	20,143	21,956
SurModics, Inc. (a)	2,874	158,386
Tactile Systems Technology, Inc. (a)	3,977	194,793
Tandem Diabetes Care, Inc. (a)	12,870	1,398,583
TransMedics Group, Inc. (a)	4,944	141,003
Vapotherm, Inc. (a)(b)	4,796	124,025
Varex Imaging Corp. (a)	8,008	218,618
ViewRay, Inc. (a)	24,841	164,944
Zynex, Inc. (a)(b)	4,273	59,352
		33,339,949
Health Care Providers & Services - 2.7%
1Life Healthcare, Inc. (a)(b)	15,594	421,662
Acadia Healthcare Co., Inc. (a)	18,341	1,132,007
Accolade, Inc. (a)	3,338	156,252
AdaptHealth Corp.(a)	15,644	350,269
Addus HomeCare Corp. (a)	3,164	274,604
Amedisys, Inc. (a)	6,792	1,770,131
AMN Healthcare Services, Inc. (a)	9,793	984,784
Apollo Medical Holdings, Inc. (a)(b)	2,680	236,832
Brookdale Senior Living, Inc. (a)	37,891	284,940
Castle Biosciences, Inc. (a)(b)	3,795	265,081
Chemed Corp.	3,331	1,585,623
Community Health Systems, Inc. (a)	25,320	337,262
Corvel Corp. (a)	1,927	271,360
Covetrus, Inc. (a)	20,240	515,310
Cross Country Healthcare, Inc. (a)	6,844	112,378
DaVita HealthCare Partners, Inc. (a)	14,867	1,787,757
Encompass Health Corp.	20,489	1,705,709
Fulgent Genetics, Inc. (a)(b)	3,669	338,465
Hanger, Inc. (a)	7,702	189,007
HealthEquity, Inc. (a)	17,043	1,260,841
Henry Schein, Inc. (a)	29,410	2,357,212
InfuSystems Holdings, Inc. (a)	3,639	66,412
LHC Group, Inc. (a)	6,516	1,402,113
Magellan Health Services, Inc. (a)	4,665	440,003
MEDNAX, Inc. (a)	17,464	508,552
Modivcare, Inc. (a)	2,526	429,420
Molina Healthcare, Inc. (a)	11,977	3,269,841
National Healthcare Corp.	2,452	190,398
National Research Corp. Class A	2,789	147,203
Ontrak, Inc. (a)(b)	1,652	44,621
Option Care Health, Inc. (a)	21,251	440,321
Owens & Minor, Inc.	15,188	702,445
Patterson Companies, Inc.	17,742	552,308
Pennant Group, Inc. (a)	5,133	175,651
PetIQ, Inc. Class A (a)(b)	4,609	162,974
Premier, Inc.	14,424	514,071
Progyny, Inc. (a)	7,708	429,259
R1 RCM, Inc. (a)	28,662	613,653
RadNet, Inc. (a)	8,864	325,663
Select Medical Holdings Corp.	22,192	875,474
Surgery Partners, Inc. (a)	5,869	320,213
Tenet Healthcare Corp. (a)	21,970	1,578,325
The Ensign Group, Inc.	10,563	898,594
The Joint Corp. (a)(b)	2,774	219,118
Tivity Health, Inc. (a)	7,544	189,204
Triple-S Management Corp. (a)	4,593	111,748
U.S. Physical Therapy, Inc.	2,611	308,516
Universal Health Services, Inc. Class B	16,013	2,568,645
		33,822,231
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)	29,063	496,396
American Well Corp. (b)	12,174	141,827
Change Healthcare, Inc. (a)	47,167	1,023,996
Computer Programs & Systems, Inc.	2,625	82,871
Evolent Health, Inc. (a)(b)	15,942	365,709
GoodRx Holdings, Inc. (b)	8,327	267,047
Health Catalyst, Inc. (a)(b)	6,733	390,918
HealthStream, Inc. (a)	5,418	158,260
iCAD, Inc. (a)	4,130	60,546
Inovalon Holdings, Inc. Class A (a)	15,722	595,549
Inspire Medical Systems, Inc. (a)	5,634	1,031,923
NantHealth, Inc. (a)	7,270	14,540
Nextgen Healthcare, Inc. (a)	11,943	193,715
Omnicell, Inc. (a)	8,900	1,303,850
OptimizeRx Corp. (a)(b)	2,771	153,153
Phreesia, Inc. (a)	7,311	499,707
Schrodinger, Inc. (a)	7,562	511,721
Simulations Plus, Inc. (b)	3,109	146,714
Tabula Rasa HealthCare, Inc. (a)(b)	4,482	192,547
Vocera Communications, Inc. (a)	6,684	280,461
		7,911,450
Life Sciences Tools & Services - 0.8%
Adaptive Biotechnologies Corp. (a)	17,325	635,135
Bruker Corp.	20,863	1,715,982
ChromaDex, Inc. (a)(b)	9,419	81,851
Codexis, Inc. (a)	11,903	251,867
Fluidigm Corp. (a)(b)	15,312	113,462
Frontage Holdings Corp. (a)(d)	144,000	112,107
ICON PLC (a)	27	6,568
Medpace Holdings, Inc. (a)	5,750	1,011,655
Nanostring Technologies, Inc. (a)	9,115	564,583
NeoGenomics, Inc. (a)	24,173	1,114,375
Pacific Biosciences of California, Inc. (a)	39,719	1,276,966
Personalis, Inc. (a)(b)	5,842	122,624
PPD, Inc. (a)	22,063	1,017,546
Quanterix Corp. (a)	5,592	297,215
Syneos Health, Inc. (a)	20,617	1,848,726
		10,170,662
Pharmaceuticals - 1.0%
AcelRx Pharmaceuticals, Inc. (a)	22,928	27,055
Aerie Pharmaceuticals, Inc. (a)(b)	9,305	146,833
Agile Therapeutics, Inc. (a)(b)	20,508	24,610
Amneal Pharmaceuticals, Inc. (a)(b)	22,358	110,225
Amphastar Pharmaceuticals, Inc. (a)	7,160	150,002
Ampio Pharmaceuticals, Inc. (a)(b)	35,738	50,391
ANI Pharmaceuticals, Inc. (a)	1,882	63,856
Antares Pharma, Inc. (a)	32,874	144,646
Aquestive Therapeutics, Inc. (a)(b)	3,446	11,200
Arvinas Holding Co. LLC (a)	6,819	689,401
Athira Pharma, Inc.	3,356	32,251
Axsome Therapeutics, Inc. (a)(b)	5,581	271,181
Aytu BioScience, Inc. (a)(b)	4,407	17,496
Biodelivery Sciences International, Inc. (a)	20,692	77,802
Cara Therapeutics, Inc. (a)	8,801	105,348
Cerecor, Inc. (a)	17,926	47,683
Chiasma, Inc. (a)	11,152	44,608
Collegium Pharmaceutical, Inc. (a)	6,973	173,558
Corcept Therapeutics, Inc. (a)	22,353	464,272
CorMedix, Inc. (a)	6,304	36,626
CymaBay Therapeutics, Inc. (a)	15,713	61,909
Durect Corp. (a)(b)	42,314	59,663
Endo International PLC (a)	48,125	243,513
Evofem Biosciences, Inc. (a)(b)	13,257	11,401
Evolus, Inc. (a)(b)	4,827	52,228
Fulcrum Therapeutics, Inc. (a)(b)	3,970	29,021
Innoviva, Inc. (a)	13,647	193,514
Intra-Cellular Therapies, Inc. (a)	14,618	501,836
Jazz Pharmaceuticals PLC (a)	12,451	2,110,694
Kala Pharmaceuticals, Inc. (a)(b)	7,376	25,447
Lannett Co., Inc. (a)	6,309	29,274
Liquidia Technologies, Inc. (a)	4,714	10,842
Marinus Pharmaceuticals, Inc. (a)(b)	6,497	95,506
Nektar Therapeutics (a)	37,323	589,330
NGM Biopharmaceuticals, Inc. (a)	4,882	99,544
Ocular Therapeutix, Inc. (a)	15,164	166,956
Odonate Therapeutics, Inc. (a)(b)	3,545	11,840
Omeros Corp. (a)(b)	12,312	178,524
Onconova Therapeutics, Inc. (a)(b)	2,924	14,532
OptiNose, Inc. (a)	5,031	14,288
Pacira Biosciences, Inc. (a)	9,160	539,982
Paratek Pharmaceuticals, Inc. (a)(b)	7,851	40,825
Perrigo Co. PLC	27,748	1,332,736
Phathom Pharmaceuticals, Inc. (a)(b)	2,860	91,806
Phibro Animal Health Corp. Class A	4,668	110,492
Pliant Therapeutics, Inc. (a)	1,800	36,360
Prestige Brands Holdings, Inc. (a)	10,324	542,526
Provention Bio, Inc. (a)(b)	11,730	71,201
Reata Pharmaceuticals, Inc. (a)(b)	5,476	686,198
Relmada Therapeutics, Inc. (a)	2,592	67,392
Revance Therapeutics, Inc. (a)	14,012	407,469
Royalty Pharma PLC	17,392	664,374
SIGA Technologies, Inc. (a)	9,746	62,082
Strongbridge Biopharma PLC (a)	12,393	29,619
Supernus Pharmaceuticals, Inc. (a)	10,685	281,336
Tarsus Pharmaceuticals, Inc. (a)(b)	1,182	26,678
TherapeuticsMD, Inc. (a)(b)	71,745	71,745
Theravance Biopharma, Inc. (a)	10,613	137,757
Tricida, Inc. (a)(b)	5,461	19,441
Vyne Therapeutics, Inc. (a)(b)	9,434	25,472
WAVE Life Sciences (a)	6,598	36,355
Xeris Pharmaceuticals, Inc. (a)(b)	8,835	27,123
Zogenix, Inc. (a)	11,476	186,026
Zynerba Pharmaceuticals, Inc. (a)(b)	5,688	25,084
		12,708,985

TOTAL HEALTH CARE		163,194,116

INDUSTRIALS - 16.5%
Aerospace & Defense - 1.6%
AAR Corp. (a)	6,660	238,162
Aerojet Rocketdyne Holdings, Inc.	14,585	688,120
AeroVironment, Inc. (a)	4,725	477,698
Astronics Corp. (a)	4,969	84,871
Axon Enterprise, Inc. (a)	13,157	2,447,465
BWX Technologies, Inc.	19,555	1,123,044
Curtiss-Wright Corp.	8,560	1,012,648
Ducommun, Inc. (a)	2,363	127,484
Hexcel Corp. (a)(b)	17,296	941,248
Howmet Aerospace, Inc.	80,432	2,639,778
Huntington Ingalls Industries, Inc.	8,288	1,700,117
Kaman Corp.	5,743	254,702
Kratos Defense & Security Solutions, Inc. (a)	25,448	692,186
Maxar Technologies, Inc.	14,573	528,563
Mercury Systems, Inc. (a)	11,579	764,214
Moog, Inc. Class A	6,128	477,187
National Presto Industries, Inc.	1,028	99,181
PAE, Inc. (a)	13,150	117,298
Park Aerospace Corp.	4,034	60,107
Parsons Corp. (a)	4,789	184,951
Spirit AeroSystems Holdings, Inc. Class A	21,606	933,595
Textron, Inc.	46,766	3,227,322
Triumph Group, Inc. (a)	10,657	203,016
Vectrus, Inc. (a)	2,254	102,084
Virgin Galactic Holdings, Inc. (a)(b)	26,773	802,922
		19,927,963
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	12,028	291,078
Atlas Air Worldwide Holdings, Inc. (a)	5,662	379,184
C.H. Robinson Worldwide, Inc.	27,680	2,468,226
Echo Global Logistics, Inc. (a)	5,495	169,960
Forward Air Corp.	5,689	503,135
Hub Group, Inc. Class A (a)	6,922	458,790
XPO Logistics, Inc. (a)	21,098	2,926,082
		7,196,455
Airlines - 0.5%
Alaska Air Group, Inc. (a)	25,545	1,482,376
Allegiant Travel Co. (a)	3,017	573,592
American Airlines Group, Inc. (a)(b)	131,891	2,687,939
Hawaiian Holdings, Inc. (a)	9,842	194,183
JetBlue Airways Corp. (a)	64,847	959,087
Mesa Air Group, Inc. (a)	6,141	54,778
SkyWest, Inc. (a)	10,249	414,982
Spirit Airlines, Inc. (a)(b)	20,431	551,228
		6,918,165
Building Products - 1.8%
A.O. Smith Corp.	27,948	1,965,583
AAON, Inc.	8,469	526,348
Advanced Drain Systems, Inc.	10,257	1,252,277
Allegion PLC	18,677	2,551,278
Alpha PRO Tech Ltd. (a)(b)	2,033	24,416
American Woodmark Corp. (a)	3,465	257,276
Apogee Enterprises, Inc.	5,607	222,430
Armstrong World Industries, Inc.	9,776	1,057,568
Builders FirstSource, Inc. (a)	42,814	1,905,223
Cornerstone Building Brands, Inc. (a)	8,930	150,203
CSW Industrials, Inc.	2,851	337,245
Gibraltar Industries, Inc. (a)	6,817	509,094
Griffon Corp.	9,399	217,305
Insteel Industries, Inc.	3,995	155,126
Jeld-Wen Holding, Inc. (a)(b)	17,268	457,257
Lennox International, Inc.	7,069	2,328,741
Masonite International Corp. (a)	4,964	561,726
Owens Corning	21,547	2,071,960
PGT Innovations, Inc. (a)	12,320	278,186
Quanex Building Products Corp.	6,677	165,857
Resideo Technologies, Inc. (a)	29,460	869,070
Simpson Manufacturing Co. Ltd.	8,939	1,005,459
The AZEK Co., Inc. (a)	28,943	1,052,657
Trex Co., Inc. (a)	23,925	2,323,118
UFP Industries, Inc.	12,725	944,959
		23,190,362
Commercial Services & Supplies - 1.4%
ABM Industries, Inc.	14,038	652,627
ACCO Brands Corp.	19,651	175,680
ADT, Inc. (b)	30,916	324,309
Brady Corp. Class A	10,256	560,798
BrightView Holdings, Inc. (a)	6,000	96,180
Casella Waste Systems, Inc. Class A (a)	9,846	677,208
Cimpress PLC (a)	4,033	412,374
Clean Harbors, Inc. (a)	10,460	993,700
CoreCivic, Inc. (a)	24,170	248,468
Covanta Holding Corp.	24,286	488,149
Deluxe Corp.	8,733	383,379
Ennis, Inc.	5,177	102,349
Harsco Corp. (a)	16,544	332,865
Healthcare Services Group, Inc.	15,582	406,690
Herman Miller, Inc.	15,508	669,170
HNI Corp.	8,993	335,439
IAA, Inc. (a)	27,679	1,674,026
Interface, Inc.	11,594	167,185
KAR Auction Services, Inc. (a)	26,817	441,944
Kimball International, Inc. Class B	7,309	90,485
Matthews International Corp. Class A	6,299	217,945
Montrose Environmental Group, Inc. (a)	2,818	151,298
MSA Safety, Inc.	7,488	1,231,626
Pitney Bowes, Inc.	35,597	284,776
R.R. Donnelley & Sons Co. (a)	14,404	88,152
Rollins, Inc.	45,569	1,746,660
SP Plus Corp. (a)	4,850	159,032
Steelcase, Inc. Class A	18,677	256,809
Stericycle, Inc. (a)	18,725	1,321,049
Team, Inc. (a)	6,321	39,001
Tetra Tech, Inc.	11,199	1,495,290
The Brink's Co.	10,286	791,611
U.S. Ecology, Inc. (a)	6,453	225,855
UniFirst Corp.	3,183	693,162
Viad Corp. (a)	4,239	194,358
		18,129,649
Construction & Engineering - 1.2%
AECOM (a)	30,466	1,918,139
Ameresco, Inc. Class A (a)	4,368	299,339
API Group Corp. (a)(d)	31,715	726,908
Arcosa, Inc.	9,848	539,276
Argan, Inc.	2,845	127,883
Comfort Systems U.S.A., Inc.	7,431	555,467
Construction Partners, Inc. Class A (a)(b)	7,153	240,198
Dycom Industries, Inc. (a)	6,250	433,750
EMCOR Group, Inc.	11,305	1,377,062
Fluor Corp. (a)	25,840	430,494
Granite Construction, Inc.	9,384	360,533
Great Lakes Dredge & Dock Corp. (a)	13,663	210,410
HC2 Holdings, Inc. (a)	11,060	40,701
IES Holdings, Inc. (a)	4,202	228,631
MasTec, Inc. (a)	11,696	1,183,986
Matrix Service Co. (a)	5,289	57,703
MYR Group, Inc. (a)(b)	3,522	336,809
NV5 Global, Inc. (a)	2,197	208,715
Primoris Services Corp.	10,294	307,791
Quanta Services, Inc.	28,583	2,598,195
Sterling Construction Co., Inc. (a)	5,612	123,240
Tutor Perini Corp. (a)	8,033	113,024
Valmont Industries, Inc.	4,397	1,041,869
Willscot Mobile Mini Holdings (a)	41,539	1,192,585
		14,652,708
Electrical Equipment - 1.3%
Acuity Brands, Inc.	7,482	1,312,193
American Superconductor Corp. (a)	4,932	69,295
Array Technologies, Inc.	22,833	309,159
Atkore, Inc. (a)	9,702	728,717
AZZ, Inc.	5,238	277,562
Bloom Energy Corp. Class A (a)(b)	25,377	553,219
Encore Wire Corp.	4,153	325,720
Energous Corp. (a)(b)	6,815	17,174
EnerSys	8,788	867,024
FuelCell Energy, Inc. (a)(b)	66,954	423,819
GrafTech International Ltd.	32,704	371,844
Hubbell, Inc. Class B	11,194	2,243,949
nVent Electric PLC	34,567	1,092,663
Orion Energy Systems, Inc. (a)	6,681	33,472
Powell Industries, Inc.	1,903	55,358
Regal Beloit Corp.	8,375	1,233,051
Sensata Technologies, Inc. PLC (a)	32,744	1,919,453
Shoals Technologies Group, Inc.	19,007	552,914
Sunrun, Inc. (a)	33,021	1,749,122
Thermon Group Holdings, Inc. (a)	6,773	112,838
TPI Composites, Inc. (a)	6,695	262,042
Vertiv Holdings Co.	50,174	1,406,879
Vicor Corp. (a)	4,477	517,586
		16,435,053
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	10,956	2,215,741
Raven Industries, Inc.	7,403	431,225
		2,646,966
Machinery - 4.1%
AGCO Corp.	12,757	1,685,327
Alamo Group, Inc.	1,971	289,284
Albany International Corp. Class A	6,362	549,359
Allison Transmission Holdings, Inc.	22,971	916,773
Altra Industrial Motion Corp.	12,648	792,777
Astec Industries, Inc.	4,756	291,590
Barnes Group, Inc.	9,734	493,222
Blue Bird Corp. (a)	2,983	74,575
Chart Industries, Inc. (a)	7,312	1,136,650
CIRCOR International, Inc. (a)	3,906	120,461
Colfax Corp. (a)(b)	23,858	1,094,605
Columbus McKinnon Corp. (NY Shares)	5,738	266,243
Crane Co.	10,191	990,871
Donaldson Co., Inc.	25,944	1,717,233
Douglas Dynamics, Inc.	4,495	179,351
Energy Recovery, Inc. (a)	8,151	172,394
Enerpac Tool Group Corp. Class A	12,149	311,865
EnPro Industries, Inc.	4,157	387,100
ESCO Technologies, Inc.	5,364	506,201
Evoqua Water Technologies Corp. (a)(b)	24,566	810,924
ExOne Co. (a)	2,960	49,136
Federal Signal Corp.	12,264	485,777
Flowserve Corp.	26,801	1,128,054
Franklin Electric Co., Inc.	8,065	659,394
Gorman-Rupp Co.	3,984	142,189
Graco, Inc.	34,748	2,713,124
Helios Technologies, Inc.	6,375	515,419
Hillenbrand, Inc.	15,420	698,526
Hyster-Yale Materials Handling Class A	2,076	148,725
ITT, Inc.	17,829	1,745,637
John Bean Technologies Corp.	6,586	965,376
Kadant, Inc.	2,400	432,312
Kennametal, Inc.	17,388	630,315
Lincoln Electric Holdings, Inc.	12,225	1,704,532
Lindsay Corp.	2,214	355,768
Lydall, Inc. (a)	3,516	215,179
Manitowoc Co., Inc. (a)	7,361	170,407
Meritor, Inc. (a)	14,850	361,301
Middleby Corp. (a)	11,488	2,199,837
Miller Industries, Inc.	2,773	104,015
Mueller Industries, Inc.	11,867	515,028
Mueller Water Products, Inc. Class A	32,100	475,722
Nikola Corp. (a)(b)	29,061	344,954
NN, Inc. (a)	8,653	59,187
Nordson Corp.	11,148	2,520,897
Omega Flex, Inc. (b)	628	98,483
Oshkosh Corp.	14,182	1,695,458
Pentair PLC	34,224	2,521,282
Proto Labs, Inc. (a)	5,744	449,123
RBC Bearings, Inc. (a)	5,185	1,218,475
REV Group, Inc.	5,381	81,307
Rexnord Corp.	24,692	1,390,900
Snap-On, Inc.	11,190	2,439,196
SPX Corp. (a)	9,337	622,404
SPX Flow, Inc.	8,665	711,830
Standex International Corp.	2,564	235,888
Tennant Co.	3,751	296,779
Terex Corp.	14,267	683,675
The Greenbrier Companies, Inc.	6,805	291,254
The Shyft Group, Inc.	6,796	268,034
Timken Co.	14,010	1,113,795
Toro Co.	22,133	2,517,407
TriMas Corp. (a)	8,728	285,580
Trinity Industries, Inc. (b)	16,788	455,123
Wabash National Corp.	10,436	152,783
Watts Water Technologies, Inc. Class A	5,635	849,533
Welbilt, Inc. (a)	26,611	625,092
Woodward, Inc.	12,025	1,461,759
		52,592,776
Marine - 0.1%
Genco Shipping & Trading Ltd.	6,585	115,567
Kirby Corp. (a)	12,364	715,999
Matson, Inc.	8,926	599,113
		1,430,679
Professional Services - 1.7%
Acacia Research Corp. (a)	9,758	55,035
ASGN, Inc. (a)	10,956	1,107,980
Barrett Business Services, Inc.	1,694	124,018
Booz Allen Hamilton Holding Corp. Class A	28,322	2,430,311
CACI International, Inc. Class A (a)	5,157	1,376,713
CBIZ, Inc. (a)	11,834	382,712
CRA International, Inc.	1,487	127,481
Dun & Bradstreet Holdings, Inc. (a)	28,258	592,288
Exponent, Inc.	10,674	1,143,079
Forrester Research, Inc. (a)	2,410	112,909
Franklin Covey Co. (a)	2,268	82,986
FTI Consulting, Inc. (a)	7,038	1,025,437
Heidrick & Struggles International, Inc.	4,107	175,410
Huron Consulting Group, Inc. (a)	4,592	225,605
ICF International, Inc.	3,622	331,667
Insperity, Inc.	7,332	726,235
KBR, Inc.	29,046	1,124,080
Kelly Services, Inc. Class A (non-vtg.) (a)	6,808	149,231
Kforce, Inc.	4,120	257,212
Korn Ferry	11,215	770,919
Manpower, Inc.	11,379	1,349,322
ManTech International Corp. Class A	5,593	489,164
Nielsen Holdings PLC	73,735	1,746,782
Resources Connection, Inc.	7,355	113,929
Robert Half International, Inc.	23,349	2,293,105
Science Applications Internati	12,016	1,048,997
TriNet Group, Inc. (a)	8,234	683,257
TrueBlue, Inc. (a)	7,126	193,756
Upwork, Inc. (a)	18,921	979,919
Willdan Group, Inc. (a)(b)	2,274	93,803
		21,313,342
Road & Rail - 0.9%
AMERCO	1,858	1,092,430
ArcBest Corp.	5,330	315,056
Avis Budget Group, Inc. (a)	10,622	879,183
Covenant Transport Group, Inc. Class A (a)	2,137	44,898
Daseke, Inc. (a)	13,245	91,523
Heartland Express, Inc.	9,957	169,568
J.B. Hunt Transport Services, Inc.	17,232	2,902,730
Knight-Swift Transportation Holdings, Inc. Class A	25,263	1,255,318
Landstar System, Inc.	8,008	1,257,256
Marten Transport Ltd.	11,633	184,034
Ryder System, Inc.	11,173	850,824
Saia, Inc. (a)	5,420	1,224,920
Schneider National, Inc. Class B	7,468	167,582
U.S. Xpress Enterprises, Inc. (a)(b)	4,110	35,880
Werner Enterprises, Inc.	11,758	537,458
Yellow Corp. (a)	8,895	46,254
		11,054,914
Trading Companies & Distributors - 1.1%
Air Lease Corp. Class A	22,043	933,741
Applied Industrial Technologies, Inc.	7,911	709,617
Beacon Roofing Supply, Inc. (a)	11,352	607,105
BlueLinx Corp. (a)	2,030	87,209
Boise Cascade Co.	8,242	421,578
CAI International, Inc.	3,328	185,736
DXP Enterprises, Inc. (a)	3,163	103,272
GATX Corp. (b)	7,215	665,584
Global Industrial Co.	3,274	129,388
GMS, Inc. (a)	8,852	434,899
H&E Equipment Services, Inc.	6,382	217,179
Herc Holdings, Inc. (a)	5,118	634,837
McGrath RentCorp.	4,858	380,964
MRC Global, Inc. (a)	11,214	102,832
MSC Industrial Direct Co., Inc. Class A	9,567	853,089
NOW, Inc. (a)	23,485	231,797
Rush Enterprises, Inc. Class A	8,993	422,581
SiteOne Landscape Supply, Inc. (a)	9,174	1,603,432
Textainer Group Holdings Ltd. (a)	8,697	280,739
Titan Machinery, Inc. (a)	3,820	108,985
Triton International Ltd.	13,762	726,496
Univar, Inc. (a)	34,935	857,305
Veritiv Corp. (a)	2,615	160,247
Watsco, Inc.	6,792	1,918,332
WESCO International, Inc. (a)	9,060	964,437
		13,741,381
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC (a)	14,952	590,604

TOTAL INDUSTRIALS		209,821,017

INFORMATION TECHNOLOGY - 13.4%
Communications Equipment - 0.9%
ADTRAN, Inc.	10,013	224,391
Applied Optoelectronics, Inc. (a)(b)	5,217	40,327
CalAmp Corp. (a)	7,566	91,776
Calix, Inc. (a)	11,739	549,150
Casa Systems, Inc. (a)	6,696	50,287
Ciena Corp. (a)	31,892	1,854,201
Clearfield, Inc. (a)	2,445	106,406
CommScope Holding Co., Inc. (a)	41,706	882,499
Comtech Telecommunications Corp.	5,393	134,663
Digi International, Inc. (a)	6,907	142,837
EchoStar Holding Corp. Class A (a)	9,981	222,576
Extreme Networks, Inc. (a)	25,710	283,067
Harmonic, Inc. (a)	20,006	177,053
Infinera Corp. (a)(b)	41,971	415,933
Inseego Corp. (a)(b)	12,996	112,935
Juniper Networks, Inc.	67,393	1,896,439
Lumentum Holdings, Inc. (a)	15,532	1,304,533
NETGEAR, Inc. (a)	6,546	224,201
NetScout Systems, Inc. (a)	14,687	422,398
Plantronics, Inc. (a)	7,726	240,974
Resonant, Inc. (a)(b)	9,097	27,746
Ribbon Communications, Inc. (a)	24,542	169,585
ViaSat, Inc. (a)	14,002	695,059
Viavi Solutions, Inc. (a)	46,901	782,778
		11,051,814
Electronic Equipment & Components - 2.0%
Advanced Energy Industries, Inc.	7,875	817,031
Airgain, Inc. (a)(b)	2,149	39,219
Akoustis Technologies, Inc. (a)	8,795	85,136
Arlo Technologies, Inc. (a)	16,292	99,544
Arrow Electronics, Inc. (a)	15,383	1,823,962
Avnet, Inc.	20,394	842,680
Badger Meter, Inc.	6,010	607,190
Belden, Inc.	9,116	446,684
Benchmark Electronics, Inc.	7,211	190,370
Coherent, Inc. (a)	5,027	1,236,340
CTS Corp.	6,521	228,170
ePlus, Inc. (a)	2,888	267,024
Fabrinet (a)	7,627	720,904
FARO Technologies, Inc. (a)	3,658	266,632
II-VI, Inc. (a)	21,631	1,510,060
Insight Enterprises, Inc. (a)	7,220	724,744
Intellicheck, Inc. (a)	3,902	35,118
IPG Photonics Corp. (a)	7,411	1,616,784
Itron, Inc. (a)(b)	9,082	895,667
Jabil, Inc.	28,193	1,678,611
Kimball Electronics, Inc. (a)	5,298	108,026
Knowles Corp. (a)(b)	18,578	372,303
Littelfuse, Inc.	5,046	1,342,186
Luna Innovations, Inc. (a)	5,988	73,832
Methode Electronics, Inc. Class A	7,912	378,431
MicroVision, Inc. (a)(b)	30,129	414,876
Napco Security Technolgies, Inc. (a)	2,276	80,457
National Instruments Corp.	27,048	1,193,087
nLIGHT, Inc. (a)	7,793	270,339
Novanta, Inc. (a)	7,260	1,019,377
OSI Systems, Inc. (a)	3,398	339,970
Par Technology Corp. (a)(b)	4,123	251,709
PC Connection, Inc.	2,172	103,300
Plexus Corp. (a)	5,950	537,404
Rogers Corp. (a)	3,848	733,429
Sanmina Corp. (a)	13,334	512,292
ScanSource, Inc. (a)	5,251	144,875
SYNNEX Corp.	8,562	1,023,501
TTM Technologies, Inc. (a)(b)	21,013	293,972
Vishay Intertechnology, Inc.	27,156	600,962
Vishay Precision Group, Inc. (a)	2,363	85,848
Vontier Corp.	34,698	1,122,480
Wrap Technologies, Inc. (a)	4,437	30,704
		25,165,230
IT Services - 2.4%
Affirm Holdings, Inc. (b)	6,622	372,951
Alliance Data Systems Corp.	10,208	951,896
Amdocs Ltd.	27,011	2,082,818
BigCommerce Holdings, Inc. (a)(b)	2,488	161,123
BM Technologies, Inc.	594	5,958
Brightcove, Inc. (a)	8,392	96,256
Cass Information Systems, Inc.	2,479	109,299
Concentrix Corp. (a)	8,621	1,411,516
Conduent, Inc. (a)	34,642	232,448
CSG Systems International, Inc.	6,749	306,135
DXC Technology Co. (a)	52,462	2,097,431
Euronet Worldwide, Inc. (a)	10,854	1,550,168
EVERTEC, Inc.	12,216	533,839
EVO Payments, Inc. Class A (a)	9,569	279,415
ExlService Holdings, Inc. (a)	6,892	780,312
Fastly, Inc. Class A (a)(b)	17,580	845,071
Genpact Ltd.	35,929	1,789,623
GreenSky, Inc. Class A (a)	10,604	69,668
Grid Dynamics Holdings, Inc. (a)	4,941	104,008
Hackett Group, Inc.	5,527	99,044
i3 Verticals, Inc. Class A (a)	4,599	146,800
International Money Express, Inc. (a)	5,985	96,897
Jack Henry & Associates, Inc.	15,663	2,726,772
Limelight Networks, Inc. (a)	23,656	66,473
Liveramp Holdings, Inc. (a)	13,662	546,617
Maximus, Inc.	12,691	1,129,499
MoneyGram International, Inc. (a)	13,320	137,729
Paysign, Inc. (a)	8,196	21,801
Perficient, Inc. (a)	6,853	646,169
Rackspace Technology, Inc. (a)(b)	6,908	122,617
Repay Holdings Corp. (a)	15,552	387,400
Sabre Corp. (a)(b)	65,360	770,594
Sezzle, Inc. unit (a)	16,992	89,906
Shift4 Payments, Inc. (a)	7,469	666,160
Snowflake Computing, Inc.	12,264	3,258,790
SolarWinds, Inc. (a)	15,233	171,219
Switch, Inc. Class A	17,900	369,814
Sykes Enterprises, Inc. (a)	8,126	436,041
The Western Union Co.	84,774	1,967,605
Ttec Holdings, Inc.	3,791	396,160
Tucows, Inc. (a)(b)	2,010	156,298
Unisys Corp. (a)	12,769	285,387
Verra Mobility Corp. (a)	28,225	432,125
WEX, Inc. (a)	9,153	1,736,599
		30,644,451
Semiconductors & Semiconductor Equipment - 1.9%
ACM Research, Inc. (a)(b)	2,138	198,535
Allegro MicroSystems LLC (a)	8,824	241,866
Alpha & Omega Semiconductor Ltd. (a)	4,349	113,031
Ambarella, Inc. (a)	7,397	728,531
Amkor Technology, Inc.	22,275	548,856
Atomera, Inc. (a)(b)	3,821	67,441
Axcelis Technologies, Inc. (a)	7,099	273,666
AXT, Inc. (a)	7,945	81,039
Brooks Automation, Inc.	15,263	1,358,560
CEVA, Inc. (a)	4,694	233,010
Cirrus Logic, Inc. (a)	11,926	984,968
CMC Materials, Inc.	6,038	873,336
Cohu, Inc. (a)	9,863	349,249
CyberOptics Corp. (a)	1,503	70,416
Diodes, Inc. (a)	8,699	713,318
DSP Group, Inc. (a)	4,407	70,732
First Solar, Inc. (a)	17,516	1,507,077
FormFactor, Inc. (a)	16,196	603,463
Ichor Holdings Ltd. (a)	5,911	304,830
Impinj, Inc. (a)	4,391	201,986
Kopin Corp. (a)	14,463	97,481
Kulicke & Soffa Industries, Inc.	12,713	691,079
Lattice Semiconductor Corp. (a)	28,223	1,601,655
MACOM Technology Solutions Holdings, Inc. (a)	9,467	584,303
MaxLinear, Inc. Class A (a)	13,850	667,986
MKS Instruments, Inc.	11,407	1,784,511
NeoPhotonics Corp. (a)	10,931	106,031
NVE Corp.	1,066	80,025
Onto Innovation, Inc. (a)	10,089	707,037
PDF Solutions, Inc. (a)	5,861	109,659
Photronics, Inc. (a)	13,611	181,979
Pixelworks, Inc. (a)	8,324	25,055
Power Integrations, Inc.	12,520	1,214,315
Rambus, Inc. (a)	22,878	541,293
Semtech Corp. (a)	13,423	831,018
Silicon Laboratories, Inc. (a)	9,032	1,345,678
SiTime Corp. (a)	2,590	351,308
SMART Global Holdings, Inc. (a)(b)	3,539	165,767
SunPower Corp. (a)(b)	16,711	413,931
Synaptics, Inc. (a)	7,195	1,093,064
Ultra Clean Holdings, Inc. (a)	8,998	485,982
Universal Display Corp.	8,850	2,075,237
Veeco Instruments, Inc. (a)	9,821	227,847
		24,906,151
Software - 5.8%
8x8, Inc. (a)	22,197	567,355
A10 Networks, Inc. (a)	11,676	149,103
ACI Worldwide, Inc. (a)	24,515	840,865
Agilysys, Inc. (a)	4,200	233,352
Alarm.com Holdings, Inc. (a)	9,368	779,605
Altair Engineering, Inc. Class A (a)	9,192	641,234
Alteryx, Inc. Class A (a)	12,076	934,682
American Software, Inc. Class A	6,547	144,034
Anaplan, Inc. (a)	29,292	1,675,502
AppFolio, Inc. (a)(b)	3,600	509,760
Appian Corp. Class A (a)(b)	8,100	943,083
Asana, Inc. (a)(b)	3,299	234,427
Aspen Technology, Inc. (a)	13,974	2,043,837
Avaya Holdings Corp. (a)	15,448	374,151
Benefitfocus, Inc. (a)	5,937	78,131
Bill.Com Holdings, Inc. (a)	12,723	2,631,371
Blackbaud, Inc. (a)	9,880	704,740
BlackLine, Inc. (a)	10,625	1,215,394
Bottomline Technologies, Inc. (a)	8,094	326,674
Box, Inc. Class A (a)	27,972	669,090
CDK Global, Inc.	25,121	1,205,557
Cerence, Inc. (a)(b)	7,834	842,233
ChannelAdvisor Corp. (a)	5,879	136,922
Cloudera, Inc. (a)	44,324	703,422
CommVault Systems, Inc. (a)	9,695	732,845
Cornerstone OnDemand, Inc. (a)	12,691	608,407
Digimarc Corp. (a)(b)	2,782	79,843
Digital Turbine, Inc. (a)	15,453	972,766
Dolby Laboratories, Inc. Class A	13,441	1,305,121
Domo, Inc. Class B (a)	5,534	488,818
Dropbox, Inc. Class A (a)	61,300	1,930,337
Duck Creek Technologies, Inc. (a)	6,902	303,205
Dynatrace, Inc. (a)	37,945	2,423,547
Ebix, Inc.	4,899	148,048
eGain Communications Corp. (a)	4,546	53,052
Elastic NV (a)	13,020	1,927,741
Envestnet, Inc. (a)	11,166	840,018
Everbridge, Inc. (a)(b)	7,494	1,058,303
FireEye, Inc. (a)	49,380	997,476
Five9, Inc. (a)	13,747	2,767,134
Guidewire Software, Inc. (a)	17,246	1,986,739
Intelligent Systems Corp. (a)	1,301	43,961
InterDigital, Inc.	6,285	414,119
j2 Global, Inc. (a)	8,743	1,235,124
Jamf Holding Corp. (a)(b)	7,726	253,490
LivePerson, Inc. (a)	13,043	830,709
Manhattan Associates, Inc. (a)	13,127	2,095,463
McAfee Corp.	7,391	200,074
Medallia, Inc. (a)	17,099	579,143
MicroStrategy, Inc. Class A (a)(b)	1,576	986,592
Mimecast Ltd. (a)	12,059	669,877
Mitek Systems, Inc. (a)(b)	9,032	199,698
Model N, Inc. (a)	6,506	210,599
Momentive Global, Inc. (a)	24,711	518,931
N-able, Inc. (a)(b)	7,249	100,036
nCino, Inc. (a)	3,152	200,373
New Relic, Inc. (a)	11,261	777,910
Nutanix, Inc. Class A (a)	39,786	1,433,092
Onespan, Inc. (a)	6,692	165,092
Pagerduty, Inc. (a)(b)	11,744	476,689
Palantir Technologies, Inc. (a)	90,297	1,960,348
Paylocity Holding Corp. (a)	7,802	1,618,603
Pegasystems, Inc.	8,129	1,037,586
Ping Identity Holding Corp. (a)	7,587	167,445
Progress Software Corp.	9,108	415,234
Proofpoint, Inc. (a)	11,794	2,059,940
PROS Holdings, Inc. (a)	8,240	357,781
Q2 Holdings, Inc. (a)	10,742	1,109,756
QAD, Inc. Class A	2,439	211,583
Qualtrics International, Inc.	11,522	480,813
Qualys, Inc. (a)	6,924	703,201
Rapid7, Inc. (a)	10,868	1,236,235
SailPoint Technologies Holding, Inc. (a)(b)	18,759	937,762
SecureWorks Corp. (a)	1,728	34,664
ShotSpotter, Inc. (a)	1,650	75,405
Smartsheet, Inc. (a)	23,763	1,724,006
Smith Micro Software, Inc. (a)	7,111	40,248
Sprout Social, Inc. (a)	5,834	518,293
SPS Commerce, Inc. (a)	7,309	796,316
Synchronoss Technologies, Inc. (a)(b)	8,105	23,018
Tenable Holdings, Inc. (a)	13,869	593,593
Teradata Corp. (a)	22,538	1,119,237
Upland Software, Inc. (a)	5,341	192,276
Varonis Systems, Inc. (a)	21,113	1,292,116
Verint Systems, Inc. (a)	13,535	577,538
Veritone, Inc. (a)(b)	5,068	104,806
Vertex, Inc. Class A (a)	4,978	94,084
VirnetX Holding Corp. (a)(b)	12,818	52,554
VMware, Inc. Class A (a)(b)	16,612	2,553,929
Vobile Group Ltd. (a)(b)	164,000	147,726
Vonage Holdings Corp. (a)	47,680	679,917
Workiva, Inc. (a)	8,562	1,111,091
Xperi Holding Corp.	21,790	452,578
Yext, Inc. (a)	20,498	267,089
Zix Corp. (a)	11,183	82,866
Zuora, Inc. (a)	21,436	370,628
		73,799,161
Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp. (a)	25,465	701,306
Avid Technology, Inc. (a)	8,582	320,881
Corsair Gaming, Inc. (b)	4,693	136,989
Diebold Nixdorf, Inc. (a)	15,678	163,208
Eastman Kodak Co. (a)(b)	12,646	93,327
Immersion Corp. (a)(b)	3,606	27,261
NCR Corp. (a)	26,784	1,189,210
Pure Storage, Inc. Class A (a)	50,491	985,584
Razer, Inc. (a)(d)	901,000	217,970
Super Micro Computer, Inc. (a)	8,801	334,790
Turtle Beach Corp. (a)(b)	3,208	99,127
Xerox Holdings Corp.	34,334	828,479
		5,098,132

TOTAL INFORMATION TECHNOLOGY		170,664,939

MATERIALS - 5.3%
Chemicals - 2.3%
AdvanSix, Inc. (a)	5,910	197,690
American Vanguard Corp.	5,251	86,694
Amyris, Inc. (a)(b)	34,886	508,638
Ashland Global Holdings, Inc.	11,165	949,807
Avient Corp.	18,930	918,484
Axalta Coating Systems Ltd. (a)	43,109	1,297,581
Balchem Corp.	6,662	898,637
Cabot Corp.	11,857	652,846
CF Industries Holdings, Inc.	44,345	2,095,301
Chase Corp.	1,640	191,109
Element Solutions, Inc.	44,878	1,049,696
Ferro Corp. (a)	16,842	350,314
FutureFuel Corp.	5,299	45,042
GCP Applied Technologies, Inc. (a)	9,780	227,385
H.B. Fuller Co.	10,769	695,893
Hawkins, Inc.	4,016	145,821
Huntsman Corp.	41,311	1,091,024
Ingevity Corp. (a)	8,495	721,565
Innospec, Inc.	5,192	459,232
Intrepid Potash, Inc. (a)	2,027	61,418
Koppers Holdings, Inc. (a)	4,286	131,623
Kraton Performance Polymers, Inc. (a)	6,681	255,147
Kronos Worldwide, Inc.	4,478	62,289
Livent Corp. (a)(b)	32,926	642,386
Loop Industries, Inc. (a)(b)	4,679	49,036
Minerals Technologies, Inc.	7,007	562,102
NewMarket Corp.	1,486	469,442
Olin Corp.	29,421	1,383,670
Orion Engineered Carbons SA (a)	12,345	223,198
PQ Group Holdings, Inc.	10,511	163,551
Quaker Chemical Corp.	2,733	688,005
Rayonier Advanced Materials, Inc. (a)	12,273	85,543
RPM International, Inc.	26,782	2,319,053
Sensient Technologies Corp.	8,676	756,374
Stepan Co.	4,471	527,354
The Chemours Co. LLC	33,940	1,128,505
The Mosaic Co.	71,381	2,229,229
The Scotts Miracle-Gro Co. Class A	8,423	1,490,534
Tredegar Corp.	4,706	61,507
Trinseo SA	8,045	437,326
Tronox Holdings PLC	22,211	409,349
Valvoline, Inc.	37,310	1,144,671
W.R. Grace & Co.	12,530	872,088
Westlake Chemical Corp.	7,300	605,316
		29,341,475
Construction Materials - 0.2%
Eagle Materials, Inc.	8,607	1,216,341
Forterra, Inc. (a)	4,423	104,339
Summit Materials, Inc. (a)	23,652	794,707
U.S. Concrete, Inc. (a)	3,284	239,108
		2,354,495
Containers & Packaging - 1.2%
Aptargroup, Inc.	13,374	1,724,176
Berry Global Group, Inc. (a)	27,585	1,773,440
Crown Holdings, Inc.	27,867	2,780,012
Graphic Packaging Holding Co.	55,427	1,062,536
Greif, Inc. Class A	5,500	333,410
Myers Industries, Inc.	7,149	151,416
O-I Glass, Inc. (a)	32,054	474,079
Pactiv Evergreen, Inc.	8,157	118,032
Ranpak Holdings Corp. (A Shares) (a)	7,479	191,612
Sealed Air Corp.	31,802	1,804,764
Silgan Holdings, Inc.	16,033	649,657
Sonoco Products Co.	20,488	1,306,930
WestRock Co.	54,369	2,675,498
		15,045,562
Metals & Mining - 1.4%
Alcoa Corp. (a)	38,389	1,541,318
Allegheny Technologies, Inc. (a)	26,403	542,054
Arconic Corp. (a)	20,117	723,005
Carpenter Technology Corp.	10,072	384,247
Century Aluminum Co. (a)	10,695	155,719
Cleveland-Cliffs, Inc. (a)(b)	94,583	2,364,575
Coeur d'Alene Mines Corp. (a)	50,239	378,802
Commercial Metals Co.	24,892	816,458
Compass Minerals International, Inc.	6,962	477,315
Coronado Global Resources, Inc. unit (a)(d)	149,535	108,639
Gatos Silver, Inc. (b)	4,279	58,366
Gold Resource Corp.	15,463	32,627
Haynes International, Inc.	2,495	94,136
Hecla Mining Co.	109,757	734,274
Kaiser Aluminum Corp.	3,245	394,852
Materion Corp.	4,252	303,423
McEwen Mining, Inc. (a)(b)	54,911	65,893
Reliance Steel & Aluminum Co.	13,123	2,062,279
Royal Gold, Inc.	13,467	1,636,510
Ryerson Holding Corp.	3,143	49,439
Schnitzer Steel Industries, Inc. Class A	5,676	297,536
Steel Dynamics, Inc.	41,356	2,665,394
SunCoke Energy, Inc.	16,760	129,555
TimkenSteel Corp. (a)(b)	7,464	99,495
United States Steel Corp.	54,204	1,435,322
Warrior Metropolitan Coal, Inc.	10,750	200,703
Worthington Industries, Inc.	7,110	454,827
		18,206,763
Paper & Forest Products - 0.2%
Clearwater Paper Corp. (a)	3,426	101,033
Domtar Corp. (a)	11,284	619,604
Glatfelter Corp. (b)	8,956	136,400
Louisiana-Pacific Corp.	21,953	1,217,074
Mercer International, Inc. (SBI)	7,774	90,412
Neenah, Inc.	3,495	175,694
Resolute Forest Products	16,974	202,670
Schweitzer-Mauduit International, Inc.	6,582	258,870
Verso Corp.	6,778	128,918
		2,930,675

TOTAL MATERIALS		67,878,970

REAL ESTATE - 8.9%
Equity Real Estate Investment Trusts (REITs) - 8.3%
Acadia Realty Trust (SBI)	18,011	385,435
Agree Realty Corp.	14,056	1,056,308
Alexander & Baldwin, Inc.	15,442	309,149
Alexanders, Inc.	432	120,459
American Assets Trust, Inc.	10,413	384,552
American Campus Communities, Inc.	28,601	1,438,916
American Finance Trust, Inc.	22,339	189,211
American Homes 4 Rent Class A	55,658	2,337,636
Americold Realty Trust	52,180	2,027,193
Apartment Income (REIT) Corp.	30,959	1,629,682
Apartment Investment & Management Co. Class A	30,113	209,586
Apple Hospitality (REIT), Inc.	43,677	652,971
Armada Hoffler Properties, Inc.	12,910	167,830
Bluerock Residential Growth (REIT), Inc.	4,768	60,887
Brandywine Realty Trust (SBI)	35,527	495,957
Brixmor Property Group, Inc.	61,549	1,416,858
Broadstone Net Lease, Inc. (b)	8,515	221,560
Camden Property Trust (SBI)	20,125	3,006,474
CareTrust (REIT), Inc.	20,220	487,706
CatchMark Timber Trust, Inc.	9,705	113,451
Centerspace	2,780	250,200
Chatham Lodging Trust (a)	10,221	125,514
City Office REIT, Inc.	9,737	125,315
Columbia Property Trust, Inc.	23,497	391,695
Community Healthcare Trust, Inc.	4,951	246,708
CorEnergy Infrastructure Trust, Inc.	2,800	15,288
CoreSite Realty Corp.	8,869	1,225,784
Corporate Office Properties Trust (SBI)	23,495	691,693
Cousins Properties, Inc.	31,104	1,235,451
CTO Realty Growth, Inc.	1,239	69,619
CubeSmart	41,382	2,055,030
CyrusOne, Inc.	24,914	1,775,621
DiamondRock Hospitality Co. (a)	43,273	372,581
Digitalbridge Group, Inc. (a)	101,937	709,482
Diversified Healthcare Trust (SBI)	50,385	196,502
Douglas Emmett, Inc.	34,116	1,139,474
Easterly Government Properties, Inc.	17,537	398,090
EastGroup Properties, Inc.	8,268	1,456,987
Empire State Realty Trust, Inc.	29,804	340,660
EPR Properties	15,415	775,375
Equity Commonwealth	24,981	656,750
Equity Lifestyle Properties, Inc.	35,102	2,941,548
Essential Properties Realty Trust, Inc.	24,028	716,034
Farmland Partners, Inc.	5,330	67,158
Federal Realty Investment Trust (SBI)	14,423	1,695,135
First Industrial Realty Trust, Inc.	27,144	1,486,948
Four Corners Property Trust, Inc.	15,688	450,402
Franklin Street Properties Corp.	19,973	104,259
Gaming & Leisure Properties	45,267	2,142,940
Getty Realty Corp.	8,206	259,228
Gladstone Commercial Corp.	7,628	176,817
Gladstone Land Corp.	4,894	114,128
Global Medical REIT, Inc.	9,509	147,960
Global Net Lease, Inc.	18,496	341,621
Healthcare Realty Trust, Inc.	29,110	928,027
Healthcare Trust of America, Inc.	45,352	1,296,614
Hersha Hospitality Trust (a)	7,027	66,124
Highwoods Properties, Inc. (SBI)	21,714	1,035,541
Host Hotels & Resorts, Inc. (a)	146,364	2,331,579
Hudson Pacific Properties, Inc.	31,921	870,166
Independence Realty Trust, Inc.	21,773	419,783
Industrial Logistics Properties Trust	13,889	376,392
Iron Mountain, Inc.	59,480	2,602,845
iStar Financial, Inc. (b)	15,185	367,933
JBG SMITH Properties	23,190	756,690
Kilroy Realty Corp.	21,829	1,512,095
Kimco Realty Corp.	89,344	1,905,708
Kite Realty Group Trust	17,986	362,598
Lamar Advertising Co. Class A	17,914	1,909,632
Lexington Corporate Properties Trust	58,385	767,763
Life Storage, Inc.	15,608	1,831,755
LTC Properties, Inc.	8,513	322,217
Mack-Cali Realty Corp.	17,813	320,634
Monmouth Real Estate Investment Corp. Class A	20,374	387,921
National Health Investors, Inc.	9,561	652,347
National Retail Properties, Inc.	36,218	1,769,974
National Storage Affiliates Trust	15,354	831,726
NETSTREIT Corp.	5,289	137,250
New Senior Investment Group, Inc.	15,810	145,768
NexPoint Residential Trust, Inc.	4,759	280,543
Office Properties Income Trust	10,383	300,899
Omega Healthcare Investors, Inc.	48,032	1,742,601
One Liberty Properties, Inc.	3,463	105,933
Outfront Media, Inc. (a)	29,850	713,117
Paramount Group, Inc.	35,294	344,469
Park Hotels & Resorts, Inc. (a)	49,371	913,364
Pebblebrook Hotel Trust	27,367	615,484
Physicians Realty Trust	43,919	832,265
Piedmont Office Realty Trust, Inc. Class A	26,207	498,457
Plymouth Industrial REIT, Inc.	6,231	143,811
Potlatch Corp.	13,975	725,862
Preferred Apartment Communities, Inc. Class A	9,612	101,310
PS Business Parks, Inc.	4,284	658,322
QTS Realty Trust, Inc. Class A	13,333	1,036,107
Rayonier, Inc.	28,425	1,071,907
Regency Centers Corp.	32,796	2,145,186
Retail Opportunity Investments Corp.	24,458	432,173
Retail Properties America, Inc.	44,366	559,455
Retail Value, Inc.	3,395	82,974
Rexford Industrial Realty, Inc.	27,448	1,688,601
RLJ Lodging Trust	34,156	490,139
RPT Realty	16,678	212,478
Ryman Hospitality Properties, Inc. (a)	11,469	879,672
Sabra Health Care REIT, Inc.	44,234	822,310
Safehold, Inc.	3,101	280,082
Saul Centers, Inc.	2,664	121,478
Seritage Growth Properties (a)	7,660	121,564
Service Properties Trust	34,581	384,887
SITE Centers Corp.	34,641	549,406
SL Green Realty Corp.	14,429	1,074,383
Spirit Realty Capital, Inc.	23,873	1,198,902
Stag Industrial, Inc.	33,077	1,366,742
Store Capital Corp.	49,651	1,796,870
Summit Hotel Properties, Inc. (a)	21,731	195,796
Sunstone Hotel Investors, Inc. (a)	43,914	506,768
Tanger Factory Outlet Centers, Inc.	19,381	332,772
Terreno Realty Corp.	14,392	983,837
The GEO Group, Inc. (b)	25,435	176,010
The Macerich Co.	24,333	396,628
UDR, Inc.	61,305	3,371,162
UMH Properties, Inc.	8,034	187,032
Uniti Group, Inc.	47,737	559,000
Universal Health Realty Income Trust (SBI)	2,647	158,158
Urban Edge Properties	22,844	434,036
Urstadt Biddle Properties, Inc. Class A	6,400	122,048
VEREIT, Inc.	47,205	2,311,629
Vornado Realty Trust	32,488	1,413,228
Washington REIT (SBI)	17,743	430,977
Weingarten Realty Investors (SBI)	25,154	809,707
Whitestone REIT Class B	8,726	77,225
WP Carey, Inc.	36,306	2,929,531
Xenia Hotels & Resorts, Inc. (a)	23,091	408,249
		105,614,446
Real Estate Management & Development - 0.6%
Cushman & Wakefield PLC (a)	22,147	413,484
eXp World Holdings, Inc. (b)	11,660	418,827
Forestar Group, Inc. (a)	3,197	65,443
Howard Hughes Corp. (a)	9,302	862,388
Jones Lang LaSalle, Inc. (a)	10,562	2,350,784
Kennedy-Wilson Holdings, Inc.	25,252	509,838
Marcus & Millichap, Inc. (a)	4,873	193,897
Newmark Group, Inc.	33,404	430,244
RE/MAX Holdings, Inc.	3,843	131,815
Realogy Holdings Corp. (a)	23,547	417,253
Redfin Corp. (a)	21,236	1,243,793
Tejon Ranch Co. (a)	4,004	72,993
The RMR Group, Inc.	3,163	124,116
The St. Joe Co.	6,478	293,259
		7,528,134

TOTAL REAL ESTATE		113,142,580

UTILITIES - 3.0%
Electric Utilities - 0.9%
Allete, Inc.	10,663	749,822
Avangrid, Inc. (b)	11,365	592,571
Hawaiian Electric Industries, Inc.	22,516	975,843
IDACORP, Inc.	10,365	1,092,989
MGE Energy, Inc.	7,340	573,401
NRG Energy, Inc.	50,467	2,081,259
OGE Energy Corp.	41,315	1,394,381
Otter Tail Corp.	8,592	436,388
Pinnacle West Capital Corp.	23,165	1,935,436
PNM Resources, Inc.	18,012	870,520
Portland General Electric Co.	18,364	898,000
Spark Energy, Inc. Class A,	2,061	22,939
		11,623,549
Gas Utilities - 0.8%
Atmos Energy Corp.	26,344	2,597,255
Chesapeake Utilities Corp.	3,557	443,167
National Fuel Gas Co.	18,683	960,867
New Jersey Resources Corp.	19,868	765,315
Northwest Natural Holding Co.	6,265	327,597
ONE Gas, Inc.	10,922	805,825
South Jersey Industries, Inc. (b)	20,782	523,083
Southwest Gas Corp.	11,760	822,377
Spire, Inc.	10,712	760,016
UGI Corp.	42,882	1,972,143
		9,977,645
Independent Power and Renewable Electricity Producers - 0.3%
Clearway Energy, Inc.:
Class A	7,397	199,349
Class C	14,874	426,586
Ormat Technologies, Inc.	9,320	649,977
Sunnova Energy International, Inc. (a)	12,862	490,042
Vistra Corp.	100,040	1,915,766
		3,681,720
Multi-Utilities - 0.7%
Avista Corp.	14,139	605,573
Black Hills Corp.	13,035	881,818
CenterPoint Energy, Inc.	113,570	2,891,492
MDU Resources Group, Inc.	41,475	1,315,587
NiSource, Inc.	80,386	1,991,161
NorthWestern Energy Corp.	10,301	638,559
Unitil Corp.	3,174	167,968
		8,492,158
Water Utilities - 0.3%
American States Water Co.	7,713	681,212
Cadiz, Inc. (a)(b)	6,107	82,750
California Water Service Group	10,386	650,994
Essential Utilities, Inc.	46,024	2,260,699
Middlesex Water Co.	3,610	367,281
SJW Corp.	5,554	382,837
York Water Co.	3,013	145,407
		4,571,180

TOTAL UTILITIES		38,346,252

TOTAL COMMON STOCKS
(Cost $1,078,027,080)		1,268,256,899

Money Market Funds - 6.4%
Fidelity Cash Central Fund 0.06% (e)	3,583,399	3,584,115
Fidelity Securities Lending Cash Central Fund 0.06% (e)(f)	78,159,123	78,166,939
TOTAL MONEY MARKET FUNDS
(Cost $81,751,054)		81,751,054
TOTAL INVESTMENT IN SECURITIES - 106.0%
(Cost $1,159,778,134)		1,350,007,953
NET OTHER ASSETS (LIABILITIES) - (6.0)%(g)		(76,397,321)
NET ASSETS - 100%		$1,273,610,632

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	22	Sept. 2021	$2,443,760	$47,266	$47,266
CME E-mini S&P MidCap 400 Index Contracts (United States)	10	Sept. 2021	2,698,700	80,322	80,322
TOTAL FUTURES CONTRACTS					$127,588

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,718,053 or 0.1% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $212,001 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,717
Fidelity Securities Lending Cash Central Fund	228,548
Total	$231,265

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$3,251,526	$241,327,318	$240,994,708	$(21)	$--	$3,584,115	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	27,789,230	236,331,537	185,953,828	--	--	78,166,939	0.2%
Total	$31,040,756	$477,658,855	$426,948,536	$(21)	$--	$81,751,054

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market. Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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